UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-07507

DWS Investments VIT Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 9/30/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2011 (Unaudited)

DWS Small Cap Index VIP
	Shares	Value ($)
Common Stocks 97.0%
Consumer Discretionary 12.7%
Auto Components 0.7%
American Axle & Manufacturing Holdings, Inc.*	18,058	137,783
Amerigon, Inc.* (a)	5,872	74,751
Cooper Tire & Rubber Co.	16,614	180,926
Dana Holding Corp.* (a)	39,117	410,729
Dorman Products, Inc.*	3,023	100,001
Drew Industries, Inc.	5,172	103,337
Exide Technologies*	20,949	83,796
Fuel Systems Solutions, Inc.*	4,366	83,871
Modine Manufacturing Co.*	12,554	113,739
Motorcar Parts of America, Inc.*	3,229	26,575
Shiloh Industries, Inc.	1,452	13,024
Spartan Motors, Inc. (a)	8,264	34,130
Standard Motor Products, Inc. (a)	5,063	65,667
Stoneridge, Inc.*	7,033	36,712
Superior Industries International, Inc.	6,167	95,280
Tenneco, Inc.*	16,167	414,037
Tower International, Inc.*	1,701	17,537

		1,991,895
Automobiles 0.0%
Winnebago Industries, Inc.* (a)	7,961	55,090
Distributors 0.2%
Audiovox Corp. "A"*	4,797	26,335
Core-Mark Holding Co., Inc.* (a)	3,041	93,146
Pool Corp. (a)	12,871	336,963
Weyco Group, Inc. (a)	1,997	44,533

		500,977
Diversified Consumer Services 1.2%
American Public Education, Inc.* (a)	4,923	167,382
Archipelago Learning, Inc.* (a)	3,236	27,182
Bridgepoint Education, Inc.* (a)	4,764	83,084
Cambium Learning Group, Inc.*	4,460	13,335
Capella Education Co.* (a)	4,177	118,543
Coinstar, Inc.* (a)	8,376	335,040
Corinthian Colleges, Inc.* (a)	20,624	32,173
Grand Canyon Education, Inc.*	8,233	132,963
Hillenbrand, Inc. (a)	16,740	308,016
K12, Inc.* (a)	6,930	176,438
Lincoln Educational Services Corp.	5,887	47,626
Mac-Gray Corp.	3,169	40,912
Matthews International Corp. "A"	7,881	242,420
National American University Holdings, Inc.	2,172	15,551
Regis Corp. (a)	15,265	215,084
Sotheby's	18,054	497,749
Steiner Leisure Ltd.*	3,957	161,327
Stewart Enterprises, Inc. "A" (a)	21,529	128,098
Strayer Education, Inc. (a)	3,262	250,097
Universal Technical Institute, Inc.* (a)	5,662	76,947

		3,069,967
Hotels Restaurants & Leisure 2.6%
AFC Enterprises, Inc.*	6,833	80,834
Ambassadors Group, Inc.	4,979	28,530
Ameristar Casinos, Inc.	8,518	136,714
Benihana, Inc. "A"* (a)	3,462	29,808
Biglari Holdings, Inc.*	327	96,920
BJ's Restaurants, Inc.* (a)	6,397	282,172
Bob Evans Farms, Inc. (a)	8,165	232,866
Boyd Gaming Corp.* (a)	14,427	70,692
Bravo Brio Restaurant Group, Inc.* (a)	5,008	83,333
Buffalo Wild Wings, Inc.*	4,892	292,542
Caribou Coffee Co., Inc.* (a)	3,616	42,741
Carrols Restaurant Group, Inc.*	3,474	30,919
CEC Entertainment, Inc. (a)	5,282	150,379
Churchill Downs, Inc.	3,458	134,966
Cracker Barrel Old Country Store, Inc. (a)	6,124	245,450
Denny's Corp.*	26,161	87,116
DineEquity, Inc.* (a)	4,139	159,310
Domino's Pizza, Inc.* (a)	16,479	449,053
Einstein Noah Restaurant Group, Inc.	1,465	18,796
Gaylord Entertainment Co.* (a)	9,553	184,755
International Speedway Corp. "A"	7,879	179,956
Interval Leisure Group, Inc.*	10,729	142,910
Isle of Capri Casinos, Inc.* (a)	5,455	26,402
Jack in the Box, Inc.* (a)	13,259	264,119
Jamba, Inc.* (a)	16,512	21,301
Krispy Kreme Doughnuts, Inc.* (a)	15,826	107,933
LIFE TIME FITNESS, Inc.* (a)	11,303	416,516
Luby's, Inc.* (a)	5,004	20,516
Marcus Corp.	5,319	52,924
McCormick & Schmick's Seafood Restaurants, Inc.* (a)	3,869	26,774
Monarch Casino & Resort, Inc.*	2,791	27,296
Morgans Hotel Group Co.*	5,613	33,622
Multimedia Games Holding Co., Inc*	6,526	26,365
O'Charley's, Inc.*	4,969	29,516
Orient-Express Hotels Ltd. "A"* (a)	25,520	176,343
P.F. Chang's China Bistro, Inc. (a)	6,164	167,907
Papa John's International, Inc.* (a)	5,215	158,536
Peet's Coffee & Tea, Inc.* (a)	3,399	189,120
Pinnacle Entertainment, Inc.*	16,599	150,719
Red Lion Hotels Corp.*	3,771	25,303
Red Robin Gourmet Burgers, Inc.*	3,501	84,339
Ruby Tuesday, Inc.* (a)	17,232	123,381
Ruth's Hospitality Group, Inc.*	9,324	40,000
Scientific Games Corp. "A"*	15,267	108,701
Shuffle Master, Inc.*	14,371	120,860
Six Flags Entertainment Corp.	11,156	309,244
Sonic Corp.*	16,489	116,577
Speedway Motorsports, Inc. (a)	3,181	38,427
Texas Roadhouse, Inc. (a)	16,849	222,744
The Cheesecake Factory, Inc.* (a)	15,422	380,152
Town Sports International Holdings, Inc.*	5,124	37,200
Vail Resorts, Inc. (a)	9,656	364,900

		7,028,499
Household Durables 0.7%
American Greetings Corp. "A" (a)	10,784	199,504
Beazer Homes USA, Inc.* (a)	20,100	30,351
Blyth, Inc.	1,364	75,634
Cavco Industries, Inc.*	1,729	59,547
CSS Industries, Inc.	2,108	35,161
Ethan Allen Interiors, Inc. (a)	6,553	89,186
Furniture Brands International, Inc.* (a)	12,765	26,296
Helen of Troy Ltd.*	8,173	205,306
Hovnanian Enterprises, Inc. "A"* (a)	15,802	19,278
iRobot Corp.* (a)	6,290	158,256
KB HOME (a)	20,531	120,312
La-Z-Boy, Inc.*	13,965	103,481
Libbey, Inc.* (a)	5,503	58,001
Lifetime Brands, Inc. (a)	2,536	24,447
M.D.C. Holdings, Inc. (a)	10,017	169,688
M/I Homes, Inc.* (a)	4,785	28,758
Meritage Homes Corp.*	7,455	112,869
Ryland Group, Inc. (a)	11,789	125,553
Sealy Corp.* (a)	13,302	19,687
Skullcandy, Inc.*	2,561	36,187
Skyline Corp.	1,800	17,190
Standard Pacific Corp.* (a)	29,406	72,633
Universal Electronics, Inc.*	3,966	65,003
Zagg, Inc.* (a)	5,205	51,633

		1,903,961
Internet & Catalog Retail 0.4%
1-800 FLOWERS.COM, Inc. "A"*	6,901	16,010
Blue Nile, Inc.* (a)	3,382	119,317
Geeknet, Inc.*	1,184	23,941
HSN, Inc.*	10,700	354,491
NutriSystem, Inc.	7,197	87,156
Orbitz Worldwide, Inc.*	5,489	11,911
Overstock.com, Inc.* (a)	2,996	27,773
PetMed Express, Inc. (a)	6,237	56,133
Shutterfly, Inc.*	7,967	328,081
US Auto Parts Network, Inc.*	4,076	20,665
ValueVision Media, Inc. "A"*	10,642	25,115

		1,070,593
Leisure Equipment & Products 0.4%
Arctic Cat, Inc.*	3,341	48,411
Black Diamond, Inc.* (a)	3,689	24,052
Brunswick Corp. (a)	23,689	332,594
Callaway Golf Co. (a)	17,117	88,495
Eastman Kodak Co.* (a)	72,956	56,913
JAKKS Pacific, Inc. (a)	7,396	140,154
Johnson Outdoors, Inc. "A"* (a)	1,177	18,102
Leapfrog Enterprises, Inc.*	10,869	36,629
Marine Products Corp.* (a)	3,050	10,431
Smith & Wesson Holding Corp.* (a)	15,947	40,186
Steinway Musical Instruments, Inc.*	1,742	37,558
Sturm, Ruger & Co., Inc. (a)	5,033	130,757
Summer Infant, Inc.* (a)	3,510	23,166

		987,448
Media 1.3%
AH Belo Corp. "A"	4,929	20,702
Arbitron, Inc.	7,247	239,731
Ascent Media Corp. "A"*	3,823	150,320
Belo Corp. "A"	24,469	119,653
Central European Media Enterprises Ltd. "A"* (a)	9,880	77,163
Cinemark Holdings, Inc. (a)	24,899	470,093
Crown Media Holdings, Inc.* (a)	7,874	11,260
Cumulus Media, Inc. "A"* (a)	6,071	17,242
E.W. Scripps Co. "A"*	9,100	63,700
Entercom Communications Corp. "A"*	6,479	34,015
Entravision Communications Corp. "A"*	13,431	13,700
Fisher Communications, Inc.*	2,319	51,806
Global Sources Ltd.* (a)	3,115	21,089
Gray Television, Inc.* (a)	13,451	20,984
Harte-Hanks, Inc.	12,756	108,171
interCLICK, Inc.*	5,565	30,886
Journal Communications, Inc. "A"*	11,334	33,662
Knology, Inc.*	8,381	108,785
Lin TV Corp. "A"*	7,600	16,568
Lions Gate Entertainment Corp.* (a)	11,937	82,365
Live Nation Entertainment, Inc.*	37,616	301,304
Martha Stewart Living Omnimedia, Inc. "A"* (a)	6,536	20,392
McClatchy Co. "A"*	16,458	22,054
MDC Partners, Inc. "A" (a)	6,735	97,119
Meredith Corp. (a)	9,641	218,272
National CineMedia, Inc.	14,682	213,036
New York Times Co. "A"* (a)	36,613	212,721
Nexstar Broadcasting Group, Inc. "A"* (a)	2,951	19,506
Outdoor Channel Holdings, Inc.*	3,731	21,341
ReachLocal, Inc.*	2,611	28,382
Rentrak Corp.*	2,627	33,074
Saga Communications, Inc. "A"*	945	27,887
Scholastic Corp. (a)	7,079	198,424
Sinclair Broadcast Group, Inc. "A"	13,480	96,652
Valassis Communications, Inc.* (a)	13,115	245,775
Value Line, Inc. (a)	300	3,447
Westwood One, Inc.* (a)	1,464	5,314
World Wrestling Entertainment, Inc. "A" (a)	7,267	64,749

		3,521,344
Multiline Retail 0.3%
99 Cents Only Stores*	12,552	231,208
Fred's, Inc. "A" (a)	10,406	110,928
Gordmans Stores, Inc.*	1,495	17,895
Saks, Inc.* (a)	30,831	269,771
The Bon-Ton Stores, Inc. (a)	3,254	16,173
Tuesday Morning Corp.*	13,071	46,010

		691,985
Specialty Retail 3.3%
Aeropostale, Inc.*	21,551	232,966
America's Car-Mart, Inc.*	2,527	73,334
Ann, Inc.* (a)	13,907	317,636
Asbury Automotive Group, Inc.*	7,796	128,556
Ascena Retail Group, Inc.* (a)	16,782	454,289
Barnes & Noble, Inc. (a)	7,608	90,003
bebe stores, inc. (a)	10,068	67,657
Big 5 Sporting Goods Corp. (a)	5,758	35,009
Body Central Corp.* (a)	3,083	55,987
Brown Shoe Co., Inc. (a)	11,620	82,734
Build-A-Bear Workshop, Inc.*	4,581	23,363
Cabela's, Inc.* (a)	11,585	237,377
Casual Male Retail Group, Inc.*	11,533	43,364
Cato Corp. "A" (a)	7,404	167,034
Charming Shoppes, Inc.*	31,436	81,734
Children's Place Retail Stores, Inc.* (a)	6,927	322,313
Christopher & Banks Corp.	9,416	33,238
Citi Trends, Inc.* (a)	3,928	46,233
Coldwater Creek, Inc.* (a)	16,271	20,339
Collective Brands, Inc.* (a)	16,441	213,075
Conn's, Inc.* (a)	3,877	27,837
Cost Plus, Inc.* (a)	4,911	30,939
Destination Maternity Corp.	2,818	36,268
Express, Inc.	14,762	299,521
Francesca's Holdings Corp.*	2,663	56,482
Genesco, Inc.* (a)	6,428	331,235
GNC Holdings, Inc. "A"* (a)	6,162	123,979
Group 1 Automotive, Inc. (a)	6,427	228,480
Haverty Furniture Companies, Inc.	4,666	46,613
hhgregg, Inc.* (a)	5,030	49,042
Hibbett Sports, Inc.* (a)	7,325	248,244
Hot Topic, Inc.	12,049	91,934
Jos. A. Bank Clothiers, Inc.* (a)	7,387	344,456
Kirkland's, Inc.* (a)	4,641	42,558
Lithia Motors, Inc. "A" (a)	5,825	83,763
Lumber Liquidators Holdings, Inc.* (a)	6,173	93,212
MarineMax, Inc.* (a)	6,120	39,596
Monro Muffler Brake, Inc. (a)	8,126	267,914
New York & Co., Inc.*	6,834	21,800
Office Depot, Inc.*	74,109	152,665
OfficeMax, Inc.* (a)	22,661	109,906
Pacific Sunwear of California, Inc.* (a)	12,387	14,864
Penske Automotive Group, Inc. (a)	11,996	191,936
Pier 1 Imports, Inc.* (a)	28,459	278,329
Rent-A-Center, Inc.	17,026	467,364
Rue21, Inc.* (a)	4,038	91,622
Select Comfort Corp.*	14,935	208,642
Shoe Carnival, Inc.*	2,522	59,519
Sonic Automotive, Inc. "A"	10,694	115,388
Stage Stores, Inc. (a)	9,812	136,092
Stein Mart, Inc.	7,238	45,238
Syms Corp.* (a)	1,843	16,163
Systemax, Inc.* (a)	2,979	37,893
Talbots, Inc.* (a)	18,603	50,228
Teavana Holdings, Inc.*	1,899	38,626
The Buckle, Inc. (a)	7,195	276,720
The Finish Line, Inc. "A" (a)	13,848	276,822
The Men's Wearhouse, Inc.	13,760	358,861
The Pep Boys - Manny, Moe & Jack (a)	13,995	138,131
The Wet Seal, Inc. "A"* (a)	26,409	118,312
Vitamin Shoppe, Inc.* (a)	6,644	248,751
West Marine, Inc.* (a)	3,594	27,674
Winmark Corp. (a)	666	30,783
Zale Corp.* (a)	8,416	23,986
Zumiez, Inc.* (a)	5,682	99,492

		8,804,121
Textiles, Apparel & Luxury Goods 1.6%
Carter's, Inc.* (a)	13,145	401,448
Cherokee, Inc. (a)	1,925	24,736
Columbia Sportswear Co. (a)	3,260	151,264
Crocs, Inc.*	22,871	541,357
Delta Apparel, Inc.* (a)	1,898	29,894
G-III Apparel Group Ltd.* (a)	4,404	100,675
Iconix Brand Group, Inc.*	19,513	308,305
K-Swiss, Inc. "A"* (a)	7,254	30,829
Kenneth Cole Productions, Inc. "A"*	2,090	22,426
Liz Claiborne, Inc.* (a)	25,312	126,560
Maidenform Brands, Inc.* (a)	6,156	144,112
Movado Group, Inc.	4,617	56,235
Oxford Industries, Inc. (a)	3,379	115,900
Perry Ellis International, Inc.* (a)	3,448	64,822
Quiksilver, Inc.*	34,760	106,018
R.G. Barry Corp.	2,256	23,914
Skechers USA, Inc. "A"* (a)	9,992	140,188
Steven Madden Ltd.*	10,119	304,582
The Jones Group, Inc.	23,267	214,289
The Warnaco Group, Inc.* (a)	11,776	542,756
True Religion Apparel, Inc.*	6,811	183,625
Unifi, Inc.*	3,776	30,850
Vera Bradley, Inc.* (a)	5,335	192,327
Wolverine World Wide, Inc. (a)	13,234	440,030

		4,297,142
Consumer Staples 3.7%
Beverages 0.2%
Boston Beer Co., Inc. "A"* (a)	2,191	159,286
Central European Distribution Corp.* (a)	19,550	137,046
Coca-Cola Bottling Co. Consolidated (a)	1,174	65,110
Craft Brewers Alliance, Inc.* (a)	2,920	16,381
Heckmann Corp.* (a)	24,616	130,219
MGP Ingredients, Inc. (a)	3,092	15,676
National Beverage Corp. (a)	2,978	45,146
Primo Water Corp.* (a)	3,208	18,093

		586,957
Food & Staples Retailing 1.1%
Arden Group, Inc. "A" (a)	314	24,963
Casey's General Stores, Inc.	10,071	439,599
Ingles Markets, Inc. "A"	3,451	49,142
Nash Finch Co. (a)	3,191	85,934
Pantry, Inc.* (a)	6,094	73,920
PriceSmart, Inc. (a)	4,756	296,394
Rite Aid Corp.* (a)	156,967	153,828
Ruddick Corp.	13,126	511,783
Spartan Stores, Inc. (a)	6,153	95,249
Susser Holdings Corp.*	2,300	45,839
The Andersons, Inc.	5,003	168,401
The Fresh Market, Inc.* (a)	7,514	286,734
United Natural Foods, Inc.* (a)	12,909	478,149
Village Super Market, Inc. "A"	1,627	38,950
Weis Markets, Inc. (a)	2,968	109,994
Winn-Dixie Stores, Inc.* (a)	14,945	88,474

		2,947,353
Food Products 1.5%
Alico, Inc. (a)	948	18,619
B&G Foods, Inc.	12,848	214,305
Cal-Maine Foods, Inc. (a)	3,751	117,894
Calavo Growers, Inc. (a)	3,141	64,453
Chiquita Brands International, Inc.* (a)	11,975	99,872
Darling International, Inc.* (a)	31,254	393,488
Diamond Foods, Inc. (a)	5,905	471,160
Dole Food Co., Inc.* (a)	9,680	96,800
Farmer Brothers Co. (a)	1,596	8,794
Fresh Del Monte Produce, Inc. (a)	9,739	225,945
Griffin Land & Nurseries, Inc.	617	15,845
Hain Celestial Group, Inc.*	9,485	289,767
Harbinger Group, Inc.*	2,645	13,410
Imperial Sugar Co. (a)	3,462	22,295
J & J Snack Foods Corp. (a)	3,766	180,956
Lancaster Colony Corp. (a)	4,988	304,318
Lifeway Foods, Inc.* (a)	1,481	15,802
Limoneira Co. (a)	2,264	32,330
Omega Protein Corp.*	5,139	46,662
Pilgrim's Pride Corp.* (a)	13,749	58,708
Sanderson Farms, Inc. (a)	5,903	280,393
Seneca Foods Corp. "A"* (a)	2,383	47,183
Smart Balance, Inc.*	16,748	98,813
Snyders-Lance, Inc. (a)	12,516	260,959
Tootsie Roll Industries, Inc. (a)	6,462	155,863
TreeHouse Foods, Inc.*	9,480	586,243

		4,120,877
Household Products 0.2%
Central Garden & Pet Co. "A"* (a)	12,217	86,496
Oil-Dri Corp. of America	1,524	28,316
Spectrum Brands Holdings, Inc.* (a)	4,470	105,581
WD-40 Co. (a)	4,497	179,161

		399,554
Personal Products 0.5%
Elizabeth Arden, Inc.* (a)	6,467	183,921
Female Health Co. (a)	4,952	20,204
Inter Parfums, Inc. (a)	4,266	65,910
Medifast, Inc.* (a)	3,817	61,645
Nature's Sunshine Products, Inc.* (a)	3,265	45,971
Nu Skin Enterprises, Inc. "A"	14,645	593,415
Nutraceutical International Corp.*	2,493	31,861
Prestige Brands Holdings, Inc.* (a)	13,150	119,007
Revlon, Inc. "A"* (a)	2,941	36,233
Schiff Nutrition International, Inc.* (a)	3,390	37,561
Synutra International, Inc.* (a)	4,980	26,494
USANA Health Sciences, Inc.* (a)	1,775	48,813

		1,271,035
Tobacco 0.2%
Alliance One International, Inc.*	24,294	59,277
Star Scientific, Inc.* (a)	28,481	65,791
Universal Corp. (a)	6,144	220,324
Vector Group Ltd. (a)	12,855	220,852

		566,244
Energy 6.0%
Energy Equipment & Services 1.8%
Basic Energy Services, Inc.*	6,468	91,587
Bristow Group, Inc.	9,714	412,165
C&J Energy Services, Inc.*	3,170	52,115
Cal Dive International, Inc.* (a)	25,460	48,628
Complete Production Services, Inc.*	21,104	397,810
Dawson Geophysical Co.*	2,084	49,141
Dril-Quip, Inc.* (a)	9,188	495,325
Exterran Holdings, Inc.* (a)	17,071	165,930
Geokinetics, Inc.* (a)	2,625	6,352
Global Geophysical Services, Inc.*	4,804	38,288
Global Industries Ltd.* (a)	27,189	215,337
Gulf Island Fabrication, Inc.	3,835	79,308
GulfMark Offshore, Inc. "A"*	6,358	231,050
Helix Energy Solutions Group, Inc.* (a)	28,332	371,149
Hercules Offshore, Inc.* (a)	30,600	89,352
Hornbeck Offshore Services, Inc.* (a)	6,171	153,720
ION Geophysical Corp.* (a)	35,057	165,819
Key Energy Services, Inc.*	33,328	316,283
Lufkin Industries, Inc. (a)	8,147	433,502
Matrix Service Co.* (a)	7,104	60,455
Mitcham Industries, Inc.*	2,594	29,053
Natural Gas Services Group*	3,396	43,571
Newpark Resources, Inc.* (a)	23,930	145,734
OYO Geospace Corp.*	1,125	63,326
Parker Drilling Co.*	31,208	137,003
PHI, Inc. (Non Voting)*	3,613	69,153
Pioneer Drilling Co.* (a)	16,413	117,845
RigNet, Inc.*	1,395	22,362
Tesco Corp.*	8,150	94,540
TETRA Technologies, Inc.*	20,691	159,734
Union Drilling, Inc.*	3,732	17,540
Vantage Drilling Co.* (a)	46,355	57,944
Willbros Group, Inc.* (a)	10,522	43,877

		4,874,998
Oil, Gas & Consumable Fuels 4.2%
Abraxas Petroleum Corp.* (a)	21,828	57,626
Alon USA Energy, Inc. (a)	3,815	23,386
Amyris, Inc.* (a)	4,647	94,055
Apco Oil & Gas International, Inc. (a)	2,449	182,255
Approach Resources, Inc.* (a)	5,991	101,787
ATP Oil & Gas Corp.* (a)	11,968	92,273
Berry Petroleum Co. "A" (a)	13,823	489,058
Bill Barrett Corp.*	12,640	458,074
BPZ Resources, Inc.* (a)	27,518	76,225
Callon Petroleum Co.*	11,052	42,771
CAMAC Energy, Inc.* (a)	13,139	7,883
Carrizo Oil & Gas, Inc.* (a)	10,416	224,465
Cheniere Energy, Inc.* (a)	22,057	113,594
Clayton Williams Energy, Inc.* (a)	1,610	68,924
Clean Energy Fuels Corp.* (a)	13,177	146,528
Cloud Peak Energy, Inc.*	16,334	276,861
Comstock Resources, Inc.* (a)	12,739	196,945
Contango Oil & Gas Co.* (a)	3,234	176,932
Crimson Exploration, Inc.*	5,588	12,014
Crosstex Energy, Inc.	10,946	147,552
CVR Energy, Inc.*	23,452	495,775
Delek U.S. Holdings, Inc.	3,761	42,387
DHT Holdings, Inc. (a)	16,723	34,115
Endeavour International Corp.* (a)	9,754	77,837
Energy Partners Ltd.*	7,741	85,693
Energy XXI (Bermuda) Ltd.* (a)	20,134	431,874
Evolution Petroleum Corp.* (a)	3,988	28,155
Frontline Ltd. (a)	13,711	66,498
FX Energy, Inc.* (a)	14,511	59,930
Gastar Exploration Ltd.*	14,946	44,838
General Maritime Corp. (a)	35,786	9,304
GeoResources, Inc.* (a)	5,434	96,671
Gevo, Inc.* (a)	1,541	8,583
GMX Resources, Inc.* (a)	15,860	36,002
Golar LNG Ltd. (a)	10,625	337,663
Goodrich Petroleum Corp.* (a)	6,925	81,854
Green Plains Renewable Energy, Inc.* (a)	5,472	51,054
Gulfport Energy Corp.*	11,124	268,978
Hallador Energy Co. (a)	983	8,415
Harvest Natural Resources, Inc.* (a)	8,927	76,504
Houston American Energy Corp. (a)	4,390	60,406
Hyperdynamics Corp.* (a)	41,592	153,890
Isramco, Inc.* (a)	336	19,418
James River Coal Co.* (a)	9,427	60,050
KiOR, Inc. “A”*	2,872	59,565
Knightsbridge Tankers Ltd. (a)	5,847	96,768
Kodiak Oil & Gas Corp.* (a)	55,751	290,463
L&L Energy, Inc.* (a)	5,784	15,617
Magnum Hunter Resources Corp.* (a)	29,433	97,423
McMoRan Exploration Co.* (a)	26,270	260,861
Miller Energy Resources, Inc.* (a)	8,307	21,931
Nordic American Tanker Shipping Ltd. (a)	12,545	176,885
Northern Oil & Gas, Inc.* (a)	16,873	327,168
Oasis Petroleum, Inc.* (a)	15,930	355,717
Overseas Shipholding Group, Inc. (a)	7,107	97,650
Panhandle Oil & Gas, Inc. (a)	1,844	52,314
Patriot Coal Corp.*	24,407	206,483
Penn Virginia Corp. (a)	12,253	68,249
Petroleum Development Corp.* (a)	6,318	122,506
PetroQuest Energy, Inc.* (a)	14,506	79,783
Rentech, Inc.* (a)	59,802	46,658
Resolute Energy Corp.* (a)	12,386	140,705
REX American Resources Corp.*	1,849	31,211
Rex Energy Corp.* (a)	9,285	117,455
Rosetta Resources, Inc.* (a)	14,127	483,426
Scorpio Tankers, Inc.* (a)	6,716	35,461
SemGroup Corp. "A"* (a)	11,032	220,199
Ship Finance International Ltd. (a)	11,970	155,610
Solazyme, Inc.* (a)	2,872	27,600
Stone Energy Corp.*	13,107	212,465
Swift Energy Co.* (a)	11,403	277,549
Syntroleum Corp.* (a)	18,293	15,734
Targa Resources Corp.	4,469	132,953
Teekay Tankers Ltd. "A" (a)	11,032	50,747
Triangle Petroleum Corp.*	11,109	39,881
Ur-Energy, Inc.* (a)	26,820	24,138
Uranerz Energy Corp.* (a)	16,739	22,932
Uranium Energy Corp.* (a)	18,896	51,775
Uranium Resources, Inc.* (a)	24,024	16,372
USEC, Inc.* (a)	31,294	50,383
VAALCO Energy, Inc.*	13,865	67,384
Venoco, Inc.*	7,676	67,626
Voyager Oil & Gas, Inc.* (a)	12,342	25,918
W&T Offshore, Inc. (a)	9,322	128,271
Warren Resources, Inc.*	19,323	46,375
Western Refining, Inc.* (a)	14,108	175,786
Westmoreland Coal Co.* (a)	2,516	19,524
World Fuel Services Corp. (a)	18,888	616,693
Zion Oil & Gas, Inc.* (a)	6,769	13,267

		11,268,583
Financials 21.4%
Capital Markets 2.0%
Apollo Investment Corp. (a)	52,293	393,243
Arlington Asset Investment Corp. "A" (a)	1,872	45,022
Artio Global Investors, Inc. "A" (a)	8,152	64,890
BGC Partners, Inc. "A" (a)	20,278	122,276
BlackRock Kelso Capital Corp. (a)	19,528	142,554
Calamos Asset Management, Inc. "A" (a)	5,040	50,450
Capital Southwest Corp. (a)	783	57,942
CIFC Corp.* (a)	2,899	12,553
Cohen & Steers, Inc. (a)	4,746	136,447
Cowen Group, Inc. "A"* (a)	19,704	53,398
Diamond Hill Investment Group (a)	700	48,573
Duff & Phelps Corp. "A" (a)	7,934	84,576
Edelman Financial Group, Inc. (a)	6,136	39,639
Epoch Holding Corp. (a)	3,829	51,959
Evercore Partners, Inc. "A"	5,126	116,873
FBR & Co.* (a)	14,578	34,696
Fifth Street Finance Corp. (a)	18,186	169,493
Financial Engines, Inc.* (a)	10,229	185,247
FXCM, Inc. "A" (a)	4,580	64,212
GAMCO Investors, Inc. "A" (a)	1,843	72,596
GFI Group, Inc. (a)	18,300	73,566
Gladstone Capital Corp. (a)	5,787	39,699
Gladstone Investment Corp. (a)	6,600	44,880
Gleacher & Co., Inc.* (a)	21,525	25,615
Golub Capital BDC LLC (a)	2,547	37,823
Harris & Harris Group, Inc.* (a)	8,500	30,175
Hercules Technology Growth Capital, Inc.	11,391	97,051
HFF, Inc. "A"*	7,703	67,324
ICG Group, Inc.*	9,722	89,540
INTL FCStone, Inc.* (a)	3,389	70,356
Investment Technology Group, Inc.* (a)	10,939	107,093
JMP Group, Inc.	4,691	27,255
KBW, Inc. (a)	9,506	131,088
Knight Capital Group, Inc. "A"* (a)	26,722	324,939
Kohlberg Capital Corp. (a)	4,886	28,583
Ladenburg Thalmann Financial Services, Inc.* (a)	25,243	39,127
Main Street Capital Corp. (a)	5,256	93,347
MCG Capital Corp. (a)	21,116	83,619
Medallion Financial Corp. (a)	4,500	41,850
Medley Capital Corp.	3,020	30,442
MF Global Holdings Ltd.*	43,692	180,448
MVC Capital, Inc. (a)	6,694	70,086
New Mountain Finance Corp. (a)	1,846	23,463
NGP Capital Resources Co. (a)	5,775	37,768
Oppenheimer Holdings, Inc. "A" (a)	2,665	42,747
PennantPark Investment Corp. (a)	12,083	107,780
Piper Jaffray Companies, Inc.* (a)	4,191	75,145
Prospect Capital Corp. (a)	29,038	244,210
Pzena Investment Management, Inc. "A"	2,325	7,626
Safeguard Scientifics, Inc.*	5,644	84,660
Solar Capital Ltd. (a)	9,653	194,315
Solar Senior Capital Ltd. (a)	2,175	31,081
Stifel Financial Corp.* (a)	14,386	382,092
SWS Group, Inc.	7,909	37,093
THL Credit, Inc. (a)	2,474	27,016
TICC Capital Corp. (a)	8,742	71,422
Triangle Capital Corp. (a)	5,157	78,490
Virtus Investment Partners, Inc.* (a)	1,446	77,534
Walter Investment Management Corp.	6,939	159,111
Westwood Holdings Group, Inc.	1,573	54,347

		5,416,445
Commercial Banks 5.6%
1st Source Corp.	3,964	82,570
1st United Bancorp., Inc.* (a)	6,952	34,273
Alliance Financial Corp. (a)	1,287	36,100
Ameris Bancorp.* (a)	6,570	57,225
Ames National Corp. (a)	2,109	32,964
Arrow Financial Corp. (a)	2,737	60,892
BancFirst Corp. (a)	1,825	60,517
Banco Latinoamericano de Comercio Exterior SA "E"	7,652	116,540
Bancorp. Rhode Island, Inc. (a)	1,041	44,128
BancorpSouth, Inc. (a)	22,319	195,961
Bank of Kentucky Financial Corp. (a)	1,366	27,675
Bank of Marin Bancorp. (a)	1,461	48,271
Bank of the Ozarks, Inc. (a)	7,476	156,473
Banner Corp. (a)	4,286	54,818
Boston Private Financial Holdings, Inc.	20,690	121,657
Bridge Bancorp., Inc. (a)	1,549	28,347
Bridge Capital Holdings* (a)	2,158	21,709
Bryn Mawr Bank Corp. (a)	2,771	45,915
Camden National Corp.	2,116	57,619
Cape Bancorp., Inc.* (a)	2,636	18,637
Capital Bank Corp.* (a)	5,764	11,989
Capital City Bank Group, Inc. (a)	3,126	32,510
Cardinal Financial Corp.	7,879	67,917
Cascade Bancorp.* (a)	2,268	13,222
Cathay General Bancorp. (a)	20,989	238,855
Center Bancorp., Inc. (a)	2,748	26,518
Center Financial Corp.*	9,881	46,342
Centerstate Banks, Inc.	7,374	38,566
Central Pacific Financial Corp.* (a)	3,632	37,482
Century Bancorp., Inc. "A" (a)	1,033	23,986
Chemical Financial Corp. (a)	7,548	115,560
Citizens & Northern Corp. (a)	3,007	44,684
City Holding Co. (a)	4,027	108,689
CNB Financial Corp. (a)	3,400	43,588
CoBiz Financial, Inc. (a)	9,034	40,382
Columbia Banking System, Inc. (a)	10,504	150,417
Community Bank System, Inc. (a)	9,906	224,767
Community Trust Bancorp., Inc. (a)	3,759	87,547
CVB Financial Corp. (a)	24,126	185,529
Eagle Bancorp., Inc.* (a)	4,712	55,460
Encore Bancshares, Inc.* (a)	2,230	23,772
Enterprise Bancorp., Inc. (a)	1,370	16,892
Enterprise Financial Services Corp. (a)	4,175	56,738
Financial Institutions, Inc.	4,070	58,038
First BanCorp. - North Carolina (a)	4,128	41,445
First Bancorp., Inc. (a)	2,700	33,993
First Busey Corp. (a)	20,315	88,370
First Commonwealth Financial Corp. (a)	27,969	103,485
First Community Bancshares, Inc.	4,380	44,676
First Connecticut Bancorp., Inc.*	4,755	53,827
First Financial Bancorp.	15,475	213,555
First Financial Bankshares, Inc. (a)	8,464	221,418
First Financial Corp. - Indiana (a)	3,054	84,016
First Interstate BancSystem, Inc. "A" (a)	4,171	44,671
First Merchants Corp. (a)	6,928	48,842
First Midwest Bancorp., Inc. (a)	19,812	145,024
First of Long Island Corp.	2,064	46,770
FirstMerit Corp. (a)	29,222	331,962
FNB Corp. (a)	33,979	291,200
German American Bancorp., Inc. (a)	3,215	51,826
Glacier Bancorp., Inc. (a)	19,268	180,541
Great Southern Bancorp., Inc. (a)	2,688	45,105
Hampton Roads Bankshares, Inc.* (a)	2,486	11,684
Hancock Holding Co. (a)	20,399	546,285
Hanmi Financial Corp.* (a)	28,808	23,911
Heartland Financial USA, Inc. (a)	3,621	51,346
Heritage Commerce Corp.* (a)	4,833	18,607
Heritage Financial Corp.	3,947	43,575
Home Bancshares, Inc.	6,054	128,466
Hudson Valley Holding Corp. (a)	3,621	63,114
IBERIABANK Corp. (a)	7,877	370,692
Independent Bank Corp. - Massachusetts (a)	5,748	124,962
International Bancshares Corp.	14,146	186,020
Investors Bancorp., Inc.*	12,502	157,900
Lakeland Bancorp., Inc. (a)	5,834	45,622
Lakeland Financial Corp.	4,216	87,103
MainSource Financial Group, Inc. (a)	5,170	45,082
MB Financial, Inc. (a)	14,531	213,896
Merchants Bancshares, Inc.	1,476	39,527
Metro Bancorp., Inc.*	3,770	32,611
MidSouth Bancorp., Inc. (a)	2,182	23,457
Nara Bancorp., Inc.*	10,238	62,145
National Bankshares, Inc. (a)	1,801	43,458
National Penn Bancshares, Inc.	33,566	235,298
NBT Bancorp., Inc. (a)	9,198	171,267
Northfield Bancorp., Inc. (a)	4,859	64,333
Old National Bancorp. (a)	25,331	236,085
OmniAmerican Bancorp., Inc.* (a)	3,324	45,373
Oriental Financial Group, Inc.	12,315	119,086
Orrstown Financial Services, Inc. (a)	1,658	21,305
Pacific Capital Bancorp.* (a)	1,023	26,107
Pacific Continental Corp. (a)	5,134	36,400
PacWest Bancorp. (a)	8,297	115,660
Park National Corp. (a)	3,457	182,806
Park Sterling Corp.*	7,306	24,987
Penns Woods Bancorp., Inc. (a)	938	30,720
Peoples Bancorp., Inc. (a)	2,888	31,768
Pinnacle Financial Partners, Inc.* (a)	9,119	99,762
PrivateBancorp., Inc.	16,031	120,553
Prosperity Bancshares, Inc.	12,550	410,134
Renasant Corp. (a)	6,723	85,584
Republic Bancorp., Inc. "A" (a)	2,649	46,914
S&T Bancorp., Inc. (a)	7,430	120,069
S.Y. Bancorp., Inc. (a)	3,280	61,074
Sandy Spring Bancorp., Inc. (a)	6,400	93,632
SCBT Financial Corp. (a)	3,587	88,527
Seacoast Banking Corp. of Florida* (a)	18,143	26,670
Sierra Bancorp. (a)	3,235	29,600
Signature Bank*	12,288	586,506
Simmons First National Corp. "A"	4,606	99,950
Southside Bancshares, Inc. (a)	4,280	77,083
Southwest Bancorp., Inc.*	5,458	23,033
State Bancorp., Inc. (a)	3,955	41,804
State Bank Financial Corp.* (a)	8,376	105,705
StellarOne Corp.	6,044	60,138
Sterling Bancorp. (a)	8,060	58,516
Sterling Financial Corp.* (a)	7,219	89,371
Suffolk Bancorp. (a)	2,554	21,249
Sun Bancorp., Inc.* (a)	9,303	24,653
Susquehanna Bancshares, Inc. (a)	34,489	188,655
SVB Financial Group* (a)	11,475	424,575
Taylor Capital Group, Inc.* (a)	2,671	17,148
Texas Capital Bancshares, Inc.* (a)	10,005	228,614
The Bancorp., Inc.*	8,302	59,442
Tompkins Financial Corp. (a)	2,172	77,714
Tower Bancorp., Inc.	2,745	57,480
TowneBank (a)	6,517	74,098
TriCo Bancshares (a)	3,873	47,522
Trustmark Corp. (a)	17,236	312,833
UMB Financial Corp. (a)	8,578	275,182
Umpqua Holdings Corp. (a)	30,472	267,849
Union First Market Bankshares Corp.	5,314	56,966
United Bankshares, Inc. (a)	13,387	268,945
United Community Banks, Inc.* (a)	11,087	94,129
Univest Corp. of Pennsylvania	4,332	57,746
Virginia Commerce Bancorp., Inc.*	5,560	32,637
Washington Banking Co. (a)	4,402	42,831
Washington Trust Bancorp., Inc. (a)	3,900	77,142
Webster Financial Corp. (a)	19,260	294,678
WesBanco, Inc.	6,130	106,110
West Bancorp. (a)	4,052	34,361
West Coast Bancorp.* (a)	5,214	72,996
Westamerica Bancorp. (a)	7,728	296,137
Western Alliance Bancorp.*	18,627	102,076
Wilshire Bancorp., Inc.* (a)	18,109	49,619
Wintrust Financial Corp. (a)	9,358	241,530

		15,012,667
Consumer Finance 0.8%
Advance America Cash Advance Centers, Inc. (a)	14,750	108,560
Cash America International, Inc.	7,819	400,020
Credit Acceptance Corp.* (a)	1,757	113,081
DFC Global Corp.*	11,603	253,526
EZCORP, Inc. "A"*	12,423	354,552
First Cash Financial Services, Inc.*	8,320	349,024
Imperial Holdings, Inc.*	4,446	10,670
Nelnet, Inc. "A"	7,048	132,361
Netspend Holdings, Inc.*	8,344	42,888
Nicholas Financial, Inc. (a)	2,270	22,178
The First Marblehead Corp.* (a)	15,439	15,748
World Acceptance Corp.* (a)	4,204	235,214

		2,037,822
Diversified Financial Services 0.5%
California First National Bancorp. (a)	432	6,614
Compass Diversified Holdings (a)	11,234	136,830
Encore Capital Group, Inc.* (a)	4,495	98,216
Gain Capital Holdings, Inc.* (a)	2,994	18,832
MarketAxess Holdings, Inc.	7,613	198,090
Marlin Business Services Corp.*	2,370	25,122
NewStar Financial, Inc.* (a)	7,313	68,304
PHH Corp.* (a)	15,071	242,342
PICO Holdings, Inc.* (a)	6,034	123,757
Portfolio Recovery Associates, Inc.* (a)	4,591	285,652
Primus Guaranty Ltd.* (a)	6,366	33,549

		1,237,308
Insurance 2.7%
Alterra Capital Holdings Ltd. (a)	24,186	458,808
American Equity Investment Life Holding Co. (a)	15,761	137,909
American Safety Insurance Holdings Ltd.*	2,900	53,360
AMERISAFE, Inc.*	5,152	94,848
AmTrust Financial Services, Inc.	6,372	141,841
Argo Group International Holdings Ltd.	7,308	207,328
Baldwin & Lyons, Inc. (a)	2,192	46,843
Citizens, Inc.* (a)	10,066	64,523
CNO Financial Group, Inc.* (a)	59,212	320,337
Crawford & Co. "B" (a)	7,300	39,128
Delphi Financial Group, Inc. "A"	12,905	277,716
Donegal Group, Inc. "A"	2,772	33,375
eHealth, Inc.* (a)	5,935	81,072
EMC Insurance Group, Inc. (a)	1,245	22,908
Employers Holdings, Inc.	10,646	135,843
Enstar Group Ltd.*	1,833	174,557
FBL Financial Group, Inc. "A" (a)	3,526	93,862
First American Financial Corp.	28,064	359,219
Flagstone Reinsurance Holdings SA (a)	14,398	111,584
Fortegra Financial Corp.*	2,494	13,094
FPIC Insurance Group, Inc.*	2,343	98,031
Global Indemnity PLC*	3,832	65,451
Greenlight Capital Re Ltd. "A"* (a)	7,555	156,691
Hallmark Financial Services, Inc.*	2,863	21,100
Harleysville Group, Inc.	3,078	181,171
Hilltop Holdings, Inc.*	10,486	75,604
Horace Mann Educators Corp.	10,579	120,706
Independence Holding Co.	1,918	13,905
Infinity Property & Casualty Corp.	3,340	175,283
Kansas City Life Insurance Co. (a)	1,074	33,154
Maiden Holdings Ltd.	13,227	97,748
Meadowbrook Insurance Group, Inc. (a)	14,628	130,335
Montpelier Re Holdings Ltd.	16,633	294,071
National Financial Partners Corp.* (a)	11,470	125,482
National Interstate Corp.	1,857	40,817
National Western Life Insurance Co. "A"	577	78,183
Navigators Group, Inc.*	3,108	134,266
OneBeacon Insurance Group Ltd. "A"	5,801	79,126
Phoenix Companies, Inc.* (a)	31,041	37,870
Platinum Underwriters Holdings Ltd.	9,911	304,763
Presidential Life Corp.	5,610	46,114
Primerica, Inc.	9,122	196,670
ProAssurance Corp.	8,142	586,387
RLI Corp. (a)	4,860	308,999
Safety Insurance Group, Inc.	3,391	128,282
Seabright Holdings, Inc.	5,980	43,056
Selective Insurance Group, Inc. (a)	14,145	184,592
State Auto Financial Corp. (a)	3,829	50,351
Stewart Information Services Corp. (a)	4,645	41,062
Symetra Financial Corp.	18,177	148,143
Tower Group, Inc. (a)	9,766	223,251
United Fire & Casualty Co. (a)	6,107	108,033
Universal Insurance Holdings, Inc. (a)	4,094	15,762

		7,212,614
Real Estate Investment Trusts 8.6%
Acadia Realty Trust (REIT)	10,845	202,801
AG Mortgage Investment Trust, Inc.	1,675	31,323
Agree Realty Corp. (REIT) (a)	2,410	52,490
Alexander's, Inc. (REIT)	548	197,839
American Assets Trust, Inc. (REIT)	8,738	156,847
American Campus Communities, Inc. (REIT)	18,236	678,562
American Capital Mortgage Investment Corp.	2,127	35,521
Anworth Mortgage Asset Corp. (REIT) (a)	33,915	230,622
Apollo Commercial Real Estate Finance, Inc. (REIT) (a)	4,906	64,612
ARMOUR Residential REIT, Inc. (REIT) (a)	18,490	125,732
Ashford Hospitality Trust (REIT)	12,439	87,322
Associated Estates Realty Corp. (REIT) (a)	11,282	174,420
BioMed Realty Trust, Inc. (REIT)	34,965	579,370
Campus Crest Communities, Inc. (REIT) (a)	8,410	91,501
CapLease, Inc. (REIT)	17,895	64,601
Capstead Mortgage Corp. (REIT) (a)	22,508	259,742
CBL & Associates Properties, Inc. (REIT) (a)	39,640	450,310
Cedar Shopping Centers, Inc. (REIT)	15,179	47,207
Chatham Lodging Trust (REIT)	3,672	36,426
Chesapeake Lodging Trust (REIT) (a)	8,430	101,750
Cogdell Spencer, Inc. (REIT)	11,972	45,134
Colonial Properties Trust (REIT)	22,202	403,188
Colony Financial, Inc. (REIT)	8,763	113,218
Coresite Realty Corp. (REIT) (a)	5,351	76,787
Cousins Properties, Inc. (REIT) (a)	24,417	142,839
CreXus Investment Corp. (REIT) (a)	15,408	136,823
CubeSmart (REIT)	26,557	226,531
CYS Investments, Inc. (REIT) (a)	22,093	267,104
DCT Industrial Trust, Inc. (REIT) (a)	65,748	288,634
DiamondRock Hospitality Co. (REIT)	44,790	313,082
DuPont Fabros Technology, Inc. (REIT) (a)	15,711	309,350
Dynex Capital, Inc. (REIT) (a)	10,603	85,460
EastGroup Properties, Inc. (REIT)	7,247	276,401
Education Realty Trust, Inc. (REIT)	19,770	169,824
Entertainment Properties Trust (REIT) (a)	12,431	484,560
Equity Lifestyle Properties, Inc. (REIT)	8,199	514,077
Equity One, Inc. (REIT) (a)	14,360	227,750
Excel Trust, Inc. (REIT) (a)	8,248	79,346
Extra Space Storage, Inc. (REIT)	25,035	466,402
FelCor Lodging Trust, Inc. (REIT)*	33,050	77,007
First Industrial Realty Trust, Inc. (REIT)*	23,068	184,544
First Potomac Realty Trust (REIT)	13,458	167,821
Franklin Street Properties Corp. (REIT) (a)	18,824	212,899
Getty Realty Corp. (REIT) (a)	6,872	99,094
Gladstone Commercial Corp. (REIT) (a)	2,411	37,804
Glimcher Realty Trust (REIT)	26,637	188,590
Government Properties Income Trust (REIT)	9,429	202,818
Hatteras Financial Corp. (REIT) (a)	20,023	503,779
Healthcare Realty Trust, Inc. (REIT) (a)	20,756	349,739
Hersha Hospitality Trust (REIT)	37,500	129,750
Highwoods Properties, Inc. (REIT) (a)	19,306	545,588
Home Properties, Inc. (REIT) (a)	12,780	725,393
Hudson Pacific Properties, Inc. (REIT) (a)	5,779	67,210
Inland Real Estate Corp. (REIT)	20,513	149,745
Invesco Mortgage Capital (REIT)	30,781	434,936
Investors Real Estate Trust (REIT) (a)	21,185	152,532
iStar Financial, Inc. (REIT)*	24,999	145,494
Kilroy Realty Corp. (REIT) (a)	15,692	491,160
Kite Realty Group Trust (REIT)	14,993	54,874
LaSalle Hotel Properties (REIT) (a)	22,632	434,534
Lexington Realty Trust (REIT)	32,464	212,315
LTC Properties, Inc. (REIT) (a)	8,248	208,839
Medical Properties Trust, Inc. (REIT) (a)	29,895	267,560
MFA Financial, Inc. (REIT)	95,472	670,213
Mid-America Apartment Communities, Inc. (REIT)	9,821	591,421
Mission West Properties, Inc. (REIT)	4,927	37,396
Monmouth Real Estate Investment Corp. "A" (REIT)	9,643	76,469
MPG Office Trust, Inc. (REIT)* (a)	13,374	28,219
National Health Investors, Inc. (REIT)	6,479	272,960
National Retail Properties, Inc. (REIT) (a)	25,371	681,719
Newcastle Investment Corp. (REIT) (a)	27,973	113,850
NorthStar Realty Finance Corp. (REIT) (a)	25,495	84,134
OMEGA Healthcare Investors, Inc. (REIT)	27,159	432,643
One Liberty Properties, Inc. (REIT) (a)	2,826	41,429
Parkway Properties, Inc. (REIT)	6,013	66,203
Pebblebrook Hotel Trust (REIT)	13,556	212,151
Pennsylvania Real Estate Investment Trust (REIT) (a)	14,959	115,633
Pennymac Mortgage Investment Trust (REIT) (a)	7,195	114,400
Post Properties, Inc. (REIT)	13,332	463,154
Potlatch Corp. (REIT)	10,691	336,980
PS Business Parks, Inc. (REIT) (a)	4,959	245,669
RAIT Financial Trust (REIT) (a)	10,088	34,198
Ramco-Gershenson Properties Trust (REIT)	10,565	86,633
Redwood Trust, Inc. (REIT) (a)	20,999	234,559
Resource Capital Corp. (REIT) (a)	18,896	94,480
Retail Opportunity Investments Corp. (a)	11,150	123,542
RLJ Lodging Trust (REIT) (a)	7,367	94,077
Sabra Health Care REIT, Inc. (REIT)	9,832	93,797
Saul Centers, Inc. (REIT)	1,933	65,355
Sovran Self Storage, Inc. (REIT)	7,439	276,508
STAG Industrial, Inc. (REIT) (a)	3,937	40,157
Starwood Property Trust, Inc. (REIT) (a)	25,044	429,755
Strategic Hotels & Resorts, Inc. (REIT)* (a)	46,630	200,975
Sun Communities, Inc. (REIT) (a)	5,616	197,627
Sunstone Hotel Investors, Inc. (REIT)* (a)	31,508	179,281
Tanger Factory Outlet Centers, Inc. (REIT) (a)	22,885	595,239
Terreno Realty Corp. (REIT) (a)	2,555	32,781
tSummit Hotel Properties, Inc. (REIT)	7,070	49,914
Two Harbors Investment Corp. (REIT)	37,458	330,754
UMH Properties, Inc. (REIT)	2,562	23,289
Universal Health Realty Income Trust (REIT) (a)	3,136	105,401
Urstadt Biddle Properties "A" (REIT)	6,217	99,285
Washington Real Estate Investment Trust (REIT) (a)	17,633	496,898
Whitestone REIT "B" (REIT) (a)	1,809	20,152
Winthrop Realty Trust (REIT) (a)	7,753	67,374

		22,896,207
Real Estate Management & Development 0.1%
Avatar Holdings, Inc.* (a)	2,200	17,996
Consolidated-Tomoka Land Co. (a)	1,414	37,132
Forestar Group, Inc.* (a)	9,762	106,504
Kennedy-Wilson Holdings, Inc. (a)	6,244	66,186
Tejon Ranch Co.*	3,775	90,109

		317,927
Thrifts & Mortgage Finance 1.1%
Abington Bancorp., Inc.	5,774	41,573
Apollo Residential Mortgage, Inc.*	3,058	50,151
Astoria Financial Corp. (a)	23,282	179,039
Bank Mutual Corp. (a)	12,588	32,855
BankFinancial Corp. (a)	5,273	35,013
Beneficial Mutual Bancorp., Inc.*	8,944	66,633
Berkshire Hills Bancorp., Inc. (a)	4,439	81,988
BofI Holding, Inc.* (a)	2,273	30,595
Brookline Bancorp., Inc.	15,533	119,759
Chartar Financial Corp. (a)	2,039	19,126
Clifton Savings Bancorp., Inc. (a)	3,000	27,480
Dime Community Bancshares (a)	8,563	86,743
Doral Financial Corp.* (a)	32,447	35,367
ESB Financial Corp. (a)	3,014	33,033
ESSA Bancorp., Inc. (a)	2,756	28,965
Federal Agricultural Mortgage Corp. "C"	2,672	50,848
First Defiance Financial Corp.*	2,223	29,788
First Financial Holdings, Inc.	4,361	17,488
First PacTrust Bancorp, Inc. (a)	2,031	23,011
Flagstar Bancorp., Inc.*	49,355	24,179
Flushing Financial Corp.	8,390	90,612
Fox Chase Bancorp. (a)	3,633	46,066
Franklin Financial Corp.* (a)	3,391	37,437
Home Federal Bancorp., Inc. (a)	4,624	36,160
Kearny Financial Corp. (a)	3,661	32,363
Meridian Interstate Bancorp., Inc.* (a)	2,448	26,708
MGIC Investment Corp.* (a)	50,010	93,519
Northwest Bancshares, Inc.	28,293	336,970
OceanFirst Financial Corp.	3,998	46,657
Ocwen Financial Corp.* (a)	20,040	264,728
Oritani Financial Corp.	14,778	190,045
Provident Financial Services, Inc. (a)	16,125	173,344
Provident New York Bancorp. (a)	10,753	62,582
Radian Group, Inc. (a)	35,700	78,183
Rockville Financial, Inc. (a)	7,797	73,915
Roma Financial Corp. (a)	2,001	16,308
Territorial Bancorp., Inc. (a)	3,379	64,708
The PMI Group, Inc.*	38,705	7,741
TrustCo Bank Corp. (a)	20,717	92,398
United Financial Bancorp., Inc. (a)	4,635	63,453
ViewPoint Financial Group	9,002	103,073
Walker & Dunlop, Inc.*	2,987	34,709
Westfield Financial, Inc. (a)	7,834	51,626
WSFS Financial Corp.	1,633	51,554

		3,088,493
Health Care 12.5%
Biotechnology 3.6%
Achillion Pharmaceuticals, Inc.*	10,309	48,658
Acorda Therapeutics, Inc.* (a)	10,583	211,237
Affymax, Inc.* (a)	9,338	41,834
Alkermes PLC* (a)	25,389	387,436
Allos Therapeutics, Inc.*	21,791	40,095
Alnylam Pharmaceuticals, Inc.* (a)	10,094	66,318
AMAG Pharmaceuticals, Inc.*	5,672	83,719
Amicus Therapeutics, Inc.* (a)	4,392	16,865
Anacor Pharmaceuticals, Inc.* (a)	2,996	17,077
Anthera Pharmaceuticals, Inc.* (a)	4,609	21,985
Ardea Biosciences, Inc.*	4,478	69,946
Arena Pharmaceuticals, Inc.* (a)	37,960	55,042
ARIAD Pharmaceuticals, Inc.* (a)	35,207	309,470
ArQule, Inc.* (a)	14,046	70,932
Array BioPharma, Inc.*	15,880	31,125
Astex Pharmaceuticals, Inc.*	14,365	27,581
Aveo Pharmaceuticals, Inc.* (a)	8,345	128,430
AVI BioPharma, Inc.*	35,201	39,425
BioCryst Pharmaceuticals, Inc.* (a)	8,247	22,762
BioMimetic Therapeutics, Inc.* (a)	4,782	15,781
BioSante Pharmaceuticals, Inc.* (a)	25,672	58,532
BioSpecifics Technologies Corp.* (a)	1,133	18,287
BioTime, Inc.* (a)	7,062	31,143
Cell Therapeutics, Inc.* (a)	43,478	46,087
Celldex Therapeutics, Inc.* (a)	11,247	25,699
Cepheid, Inc.* (a)	16,513	641,200
Chelsea Therapeutics International Ltd.*	14,131	51,578
Cleveland Biolabs, Inc.* (a)	6,116	15,535
Codexis, Inc.* (a)	6,422	29,349
Cubist Pharmaceuticals, Inc.* (a)	15,986	564,626
Curis, Inc.* (a)	20,390	64,432
Cytori Therapeutics, Inc.* (a)	12,595	37,155
DUSA Pharmaceuticals, Inc.* (a)	6,513	24,098
Dyax Corp.*	27,197	34,268
Dynavax Technologies Corp.* (a)	33,499	62,308
Emergent Biosolutions, Inc.*	6,398	98,721
Enzon Pharmaceuticals, Inc.* (a)	10,656	75,018
Exact Sciences Corp.* (a)	13,798	91,481
Exelixis, Inc.* (a)	33,916	185,181
Genomic Health, Inc.* (a)	4,463	98,097
Geron Corp.* (a)	34,552	73,250
GTx, Inc.* (a)	4,531	15,179
Halozyme Therapeutics, Inc.* (a)	21,706	133,275
Idenix Pharmaceuticals, Inc.* (a)	14,126	70,489
ImmunoGen, Inc.* (a)	19,979	218,970
Immunomedics, Inc.* (a)	17,735	56,752
Incyte Corp.* (a)	23,639	330,237
Infinity Pharmaceuticals, Inc.* (a)	4,819	33,974
Inhibitex, Inc.* (a)	18,766	46,164
Insmed, Inc.* (a)	6,508	33,191
InterMune, Inc.*	13,072	264,054
Ironwood Pharmaceuticals, Inc. "A"* (a)	13,399	144,709
Isis Pharmaceuticals, Inc.* (a)	26,376	178,829
Keryx Biopharmaceuticals, Inc.* (a)	18,723	56,169
Lexicon Pharmaceuticals, Inc.* (a)	45,451	41,810
Ligand Pharmaceuticals, Inc. "B"* (a)	5,765	78,865
MannKind Corp.* (a)	20,303	76,948
Maxygen, Inc. (a)	9,217	50,417
Medivation, Inc.* (a)	8,423	143,023
Metabolix, Inc.* (a)	10,282	45,035
Micromet, Inc.* (a)	24,640	118,272
Momenta Pharmaceuticals, Inc.* (a)	12,332	141,818
Nabi Biopharmaceuticals* (a)	11,823	19,863
Neurocrine Biosciences, Inc.* (a)	13,100	78,338
Novavax, Inc.* (a)	25,493	41,044
NPS Pharmaceuticals, Inc.* (a)	23,422	152,477
Nymox Pharmaceutical Corp.* (a)	5,140	42,045
OncoGenex Pharmaceutical, Inc.* (a)	2,677	26,235
Oncothyreon, Inc.* (a)	10,834	64,787
Onyx Pharmaceuticals, Inc.*	16,917	507,679
Opko Health, Inc.* (a)	30,336	131,355
Orexigen Therapeutics, Inc.* (a)	8,596	17,106
Osiris Therapeutics, Inc.* (a)	5,122	26,225
PDL BioPharma, Inc. (a)	37,433	207,753
Peregrine Pharmaceuticals, Inc.* (a)	17,300	18,857
Pharmacyclics, Inc.* (a)	12,193	144,243
PharmAthene, Inc.* (a)	9,090	15,998
Progenics Pharmaceuticals, Inc.* (a)	7,920	45,461
Raptor Pharmaceuticals Corp.* (a)	8,408	37,920
Rigel Pharmaceuticals, Inc.*	18,118	133,348
Sangamo BioSciences, Inc.* (a)	14,968	65,111
Savient Pharmaceuticals, Inc.* (a)	18,881	77,412
SciClone Pharmaceuticals, Inc.* (a)	10,200	38,862
Seattle Genetics, Inc.* (a)	25,709	490,014
SIGA Technologies, Inc.* (a)	9,355	30,591
Spectrum Pharmaceuticals, Inc.* (a)	13,828	105,508
Sunesis Pharmaceuticals, Inc.* (a)	10,050	12,362
Synta Pharmaceuticals Corp.* (a)	6,786	22,054
Targacept, Inc.*	7,283	109,245
Theravance, Inc.* (a)	18,365	369,871
Trius Therapeutics, Inc.* (a)	2,670	16,821
Vanda Pharmaceuticals, Inc.*	7,331	36,288
Vical, Inc.* (a)	19,247	47,733
Zalicus, Inc.* (a)	20,253	19,860
ZIOPHARM Oncology, Inc.* (a)	16,804	74,106
Zogenix, Inc.* (a)	3,053	5,587

		9,542,102
Health Care Equipment & Supplies 3.2%
Abaxis, Inc.*	5,983	137,071
ABIOMED, Inc.* (a)	8,507	93,832
Accuray, Inc.* (a)	18,778	75,488
Align Technology, Inc.*	16,360	248,181
Alimera Sciences, Inc.* (a)	2,841	22,728
Alphatec Holdings, Inc.* (a)	14,080	29,709
Analogic Corp.	3,451	156,710
AngioDynamics, Inc.*	6,799	89,339
Antares Pharma, Inc.*	22,677	52,611
ArthroCare Corp.*	7,213	207,518
AtriCure, Inc.*	3,732	36,350
Atrion Corp.	417	86,482
Bacterin International Holdings, Inc.* (a)	6,493	12,986
Biolase Technology, Inc.	7,484	22,452
Cantel Medical Corp. (a)	3,443	72,716
Cardiovascular Systems, Inc.* (a)	3,352	38,179
Cerus Corp.* (a)	12,563	26,634
Conceptus, Inc.* (a)	8,317	87,079
CONMED Corp.*	7,529	173,242
CryoLife, Inc.*	7,954	35,713
Cyberonics, Inc.* (a)	7,647	216,410
Cynosure, Inc. "A"*	2,868	28,938
Delcath Systems, Inc.* (a)	11,870	39,646
Dexcom, Inc.* (a)	17,839	214,068
Dynavox, Inc. "A"* (a)	2,601	9,364
Endologix, Inc.* (a)	12,831	128,823
Exactech, Inc.*	2,330	32,806
Greatbatch, Inc.*	6,278	125,623
Haemonetics Corp.*	6,865	401,465
Hansen Medical, Inc.* (a)	12,795	42,479
HeartWare International, Inc.* (a)	3,200	206,112
ICU Medical, Inc.* (a)	3,184	117,171
Insulet Corp.* (a)	12,237	186,737
Integra LifeSciences Holdings*	5,614	200,813
Invacare Corp. (a)	7,720	177,869
IRIS International, Inc.*	4,512	40,473
Kensey Nash Corp.*	2,205	54,023
MAKO Surgical Corp.* (a)	8,540	292,239
Masimo Corp. (a)	14,042	304,009
Medical Action Industries, Inc.*	4,273	21,579
Meridian Bioscience, Inc.	10,914	171,786
Merit Medical Systems, Inc.*	9,778	128,483
Natus Medical, Inc.*	7,709	73,313
Neogen Corp.*	6,183	214,674
Neoprobe Corp.* (a)	23,344	69,098
NuVasive, Inc.* (a)	10,642	181,659
NxStage Medical, Inc.* (a)	12,020	250,737
OraSure Technologies, Inc.*	12,467	99,237
Orthofix International NV* (a)	4,759	164,233
Palomar Medical Technologies, Inc.* (a)	5,096	40,156
Quidel Corp.* (a)	7,476	122,382
Rockwell Medical Technologies, Inc.*	4,284	34,957
RTI Biologics, Inc.*	14,435	47,491
Solta Medical, Inc.* (a)	16,467	20,584
SonoSite, Inc.* (a)	3,580	108,617
Spectranetics Corp.*	8,299	59,255
STAAR Surgical Co.* (a)	9,642	75,208
Stereotaxis, Inc.* (a)	11,325	12,571
STERIS Corp.	15,783	461,968
SurModics, Inc.* (a)	3,941	35,863
Symmetry Medical, Inc.*	9,633	74,367
Synergetics USA, Inc.*	5,930	31,963
Synovis Life Technologies, Inc.* (a)	3,152	52,638
Tornier NV* (a)	2,752	56,388
Unilife Corp.* (a)	14,875	62,475
Uroplasty, Inc.* (a)	5,485	26,602
Vascular Solutions, Inc.*	4,436	50,792
Volcano Corp.*	13,918	412,390
West Pharmaceutical Services, Inc.	8,980	333,158
Wright Medical Group, Inc.* (a)	10,396	185,881
Young Innovations, Inc. (a)	1,416	40,356
Zoll Medical Corp.* (a)	5,855	220,968

		8,465,917
Health Care Providers & Services 2.9%
Accretive Health, Inc.* (a)	10,684	226,821
Air Methods Corp.*	2,995	190,692
Alliance HealthCare Services, Inc.*	6,523	7,436
Almost Family, Inc.* (a)	2,247	37,368
Amedisys, Inc.* (a)	7,861	116,500
American Dental Partners, Inc.*	4,113	39,732
AMN Healthcare Services, Inc.* (a)	10,673	42,799
AmSurg Corp.*	8,395	188,887
Assisted Living Concepts, Inc. "A"	5,298	67,126
Bio-Reference Laboratories, Inc.*	6,505	119,757
BioScrip, Inc.* (a)	10,874	69,159
Capital Senior Living Corp.*	7,192	44,375
CardioNet, Inc.* (a)	6,953	20,859
Centene Corp.*	13,334	382,286
Chemed Corp.	5,686	312,503
Chindex International, Inc.* (a)	3,630	31,980
Continucare Corp.*	7,832	49,968
CorVel Corp.*	1,590	67,575
Cross Country Healthcare, Inc.*	7,848	32,805
Emeritus Corp.* (a)	8,034	113,279
ExamWorks Group, Inc.* (a)	7,093	72,207
Five Star Quality Care, Inc.*	8,717	21,792
Gentiva Health Services, Inc.* (a)	8,193	45,225
Hanger Orthopedic Group, Inc.*	8,937	168,820
HEALTHSOUTH Corp.* (a)	25,409	379,356
Healthspring, Inc.* (a)	18,121	660,692
Healthways, Inc.*	9,139	89,836
HMS Holdings Corp.* (a)	22,743	554,702
IPC The Hospitalist Co.*	4,304	153,610
Kindred Healthcare, Inc.* (a)	13,891	119,740
Landauer, Inc.	2,510	124,345
LHC Group, Inc.*	4,193	71,533
Magellan Health Services, Inc.* (a)	8,586	414,704
MedQuist Holdings, Inc.* (a)	8,174	61,795
Metropolitan Health Networks, Inc.*	11,032	50,085
Molina Healthcare, Inc.* (a)	7,554	116,634
MWI Veterinary Supply, Inc.*	3,356	230,960
National Healthcare Corp. (a)	2,716	87,727
National Research Corp.	400	13,256
Owens & Minor, Inc. (a)	17,044	485,413
PharMerica Corp.*	8,085	115,373
Providence Service Corp.*	3,580	38,127
PSS World Medical, Inc.* (a)	14,808	291,569
Radnet, Inc.*	7,934	19,359
Select Medical Holdings Corp.* (a)	11,943	79,660
Skilled Healthcare Group, Inc. "A"*	5,253	18,963
Sun Healthcare Group, Inc.* (a)	6,638	17,923
Sunrise Senior Living, Inc.* (a)	15,357	71,103
Team Health Holdings, Inc.*	7,130	117,075
The Ensign Group, Inc.	4,476	103,440
Triple-S Management Corp. "B"*	5,372	89,981
U.S. Physical Therapy, Inc.	3,095	57,319
Universal American Corp.	8,531	85,822
Vanguard Health Systems, Inc.*	8,117	82,469
WellCare Health Plans, Inc.* (a)	11,332	430,389

		7,702,911
Health Care Technology 0.7%
athenahealth, Inc.* (a)	9,274	552,267
Computer Programs & Systems, Inc.	2,980	197,127
ePocrates, Inc.* (a)	1,830	16,488
HealthStream, Inc.*	3,918	50,268
MedAssets, Inc.*	13,047	125,382
Medidata Solutions, Inc.*	5,904	97,062
Merge Healthcare, Inc.*	14,412	87,769
Omnicell, Inc.*	8,807	121,360
Quality Systems, Inc. (a)	5,168	501,296
Transcend Services, Inc.* (a)	2,329	52,495

		1,801,514
Life Sciences Tools & Services 0.4%
Affymetrix, Inc.* (a)	19,192	94,041
Albany Molecular Research, Inc.*	5,601	15,795
Caliper Life Sciences, Inc.* (a)	12,435	130,195
Cambrex Corp.*	7,409	37,341
Complete Genomics, Inc.* (a)	2,711	15,914
Enzo Biochem, Inc.* (a)	9,716	24,970
eResearchTechnology, Inc.*	13,522	60,308
Fluidigm Corp.* (a)	2,296	31,983
Furiex Pharmaceuticals, Inc.*	2,680	38,136
Harvard Bioscience, Inc.*	5,909	24,936
Luminex Corp.* (a)	10,095	223,806
MEDTOX Scientific, Inc.	2,012	26,337
Pacific Biosciences of California, Inc.*	9,016	28,941
PAREXEL International Corp.* (a)	15,806	299,208
Sequenom, Inc.* (a)	26,382	134,284

		1,186,195
Pharmaceuticals 1.7%
Acura Pharmaceuticals, Inc.* (a)	2,300	7,820
Aegerion Pharmaceuticals, Inc.* (a)	1,975	25,023
Akorn, Inc.* (a)	15,409	120,344
Ampio Pharmaceuticals, Inc.* (a)	5,510	36,642
Auxilium Pharmaceuticals, Inc.* (a)	12,747	191,078
AVANIR Pharmaceuticals, Inc. "A"* (a)	32,225	92,163
Cadence Pharmaceuticals, Inc.* (a)	10,435	68,349
Columbia Laboratories, Inc.* (a)	19,217	37,473
Corcept Therapeutics, Inc.* (a)	11,505	35,666
Cornerstone Therapeutics, Inc.* (a)	2,025	12,960
DepoMed, Inc.* (a)	14,001	75,605
Durect Corp.*	22,554	36,312
Endocyte, Inc.* (a)	3,836	40,662
Hi-Tech Pharmacal Co., Inc.* (a)	2,732	91,795
Impax Laboratories, Inc.*	17,426	312,100
Ista Pharmaceuticals, Inc.*	6,848	23,626
Jazz Pharmaceuticals, Inc.* (a)	5,945	246,836
K-V Pharmaceutical Co. "A"* (a)	13,422	18,120
Lannett Co., Inc.* (a)	4,143	15,868
MAP Pharmaceuticals, Inc.* (a)	5,773	84,401
Medicines Co.* (a)	14,285	212,561
Medicis Pharmaceutical Corp. "A" (a)	16,496	601,774
Nektar Therapeutics* (a)	30,375	147,319
NeoStem, Inc.* (a)	7,214	4,689
Obagi Medical Products, Inc.*	4,784	43,391
Optimer Pharmaceuticals, Inc.* (a)	12,035	166,564
Pacira Pharmaceuticals, Inc.* (a)	1,723	17,109
Pain Therapeutics, Inc.* (a)	9,645	45,910
Par Pharmaceutical Companies, Inc.* (a)	9,669	257,389
Pernix Therapeutics Holdings, Inc.*	792	6,985
POZEN, Inc.* (a)	6,813	16,419
Questcor Pharmaceuticals, Inc.* (a)	14,188	386,765
Sagent Pharmaceuticals, Inc.* (a)	1,730	35,015
Salix Pharmaceuticals Ltd.* (a)	15,591	461,494
Santarus, Inc.* (a)	13,042	36,387
Sucampo Pharmaceuticals, Inc. "A"* (a)	3,421	12,760
Transcept Pharmaceuticals, Inc.*	1,485	9,831
ViroPharma, Inc.*	18,814	339,969
VIVUS, Inc.* (a)	22,154	178,783
XenoPort, Inc.* (a)	9,635	56,847

		4,610,804
Industrials 14.7%
Aerospace & Defense 1.9%
AAR Corp.	10,640	177,369
Aerovironment, Inc.* (a)	4,453	125,352
American Science & Engineering, Inc.	2,422	147,863
Astronics Corp.* (a)	2,379	67,207
Astronics Corp. "B"	237	6,529
Ceradyne, Inc.*	6,661	179,114
Cubic Corp.	4,201	164,133
Curtiss-Wright Corp.	12,433	358,443
DigitalGlobe, Inc.*	9,491	184,410
Ducommun, Inc.	2,748	41,165
Esterline Technologies Corp.*	8,160	423,014
GenCorp, Inc.* (a)	15,378	69,047
GeoEye, Inc.* (a)	5,891	167,010
HEICO Corp. (a)	11,149	548,977
Hexcel Corp.* (a)	26,198	580,548
Kratos Defense & Security Solutions, Inc.* (a)	9,030	60,682
LMI Aerospace, Inc.* (a)	2,600	44,356
Moog, Inc. "A"*	12,087	394,278
National Presto Industries, Inc. (a)	1,284	111,592
Orbital Sciences Corp.* (a)	15,690	200,832
Taser International, Inc.* (a)	16,230	69,951
Teledyne Technologies, Inc.*	9,831	480,343
The Keyw Holding Corp.* (a)	4,886	34,740
Triumph Group, Inc. (a)	10,074	491,007

		5,127,962
Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	14,420	62,438
Atlas Air Worldwide Holdings, Inc.* (a)	7,006	233,230
Forward Air Corp. (a)	7,792	198,306
Hub Group, Inc. "A"*	9,792	276,820
Pacer International, Inc.*	9,352	35,070
Park-Ohio Holdings Corp.*	2,182	26,206

		832,070
Airlines 0.6%
Alaska Air Group, Inc.* (a)	9,547	537,401
Allegiant Travel Co.* (a)	4,066	191,631
Hawaiian Holdings, Inc.* (a)	13,574	57,147
JetBlue Airways Corp.* (a)	65,943	270,366
Republic Airways Holdings, Inc.*	12,879	36,448
SkyWest, Inc. (a)	14,040	161,600
Spirit Airlines, Inc.*	4,132	51,650
U.S. Airways Group, Inc.* (a)	43,239	237,814

		1,544,057
Building Products 0.7%
A.O. Smith Corp. (a)	10,170	325,745
AAON, Inc. (a)	5,014	78,970
Ameresco, Inc. " A "* (a)	4,752	48,280
American Woodmark Corp. (a)	2,550	30,880
Ameron International Corp. (a)	2,438	207,084
Apogee Enterprises, Inc.	7,527	64,657
Builders FirstSource, Inc.* (a)	12,786	16,238
Gibraltar Industries, Inc.*	8,113	65,878
Griffon Corp.*	12,681	103,731
Insteel Industries, Inc.	4,711	47,440
NCI Building Systems, Inc.* (a)	5,312	40,159
Quanex Building Products Corp.	10,162	111,274
Simpson Manufacturing Co., Inc.	11,157	278,144
Trex Co., Inc.* (a)	4,150	66,524
Universal Forest Products, Inc.	5,114	122,992
USG Corp.* (a)	19,048	128,193

		1,736,189
Commercial Services & Supplies 2.5%
A.T. Cross Co. "A"*	2,529	28,527
ABM Industries, Inc.	14,144	269,585
Acco Brands Corp.*	14,792	70,558
American Reprographics Co.*	9,656	32,444
APAC Customer Services, Inc.* (a)	8,339	71,048
Casella Waste Systems, Inc. "A"* (a)	7,082	37,251
Cenveo, Inc.*	15,166	45,650
Clean Harbors, Inc.* (a)	12,530	642,789
Consolidated Graphics, Inc.*	2,473	90,339
Courier Corp.	2,510	16,415
Deluxe Corp. (a)	13,745	255,657
EnergySolutions*	21,222	74,914
EnerNOC, Inc.* (a)	6,722	60,498
Ennis, Inc.	7,025	91,747
Fuel Tech, Inc.* (a)	4,860	28,285
G & K Services, Inc. "A"	4,937	126,091
Gerber Scientific, Inc.*	6,939	0
Healthcare Services Group, Inc. (a)	17,782	287,001
Heritage-Crystal Clean, Inc.*	1,264	22,954
Herman Miller, Inc.	15,236	272,115
Higher One Holdings Inc.* (a)	8,268	134,520
HNI Corp. (a)	12,080	231,090
Innerworkings, Inc.* (a)	6,765	53,038
Interface, Inc. "A" (a)	14,038	166,491
Intersections, Inc.	2,355	30,262
Kimball International, Inc. "B"	8,430	40,970
Knoll, Inc.	12,835	175,840
M&F Worldwide Corp.* (a)	2,757	67,877
McGrath Rentcorp.	6,401	152,280
Metalico, Inc.* (a)	10,662	41,582
Mine Safety Appliances Co. (a)	7,241	195,217
Mobile Mini, Inc.*	9,773	160,668
Multi-Color Corp.	2,978	67,273
Quad Graphics, Inc. (a)	6,794	122,768
Rollins, Inc. (a)	17,068	319,342
Schawk, Inc.	2,999	29,600
Standard Parking Corp.* (a)	4,313	67,455
Steelcase, Inc. "A"	21,189	133,703
Swisher Hygiene, Inc.* (a)	22,930	92,867
Sykes Enterprises, Inc.*	11,224	167,799
Team, Inc.*	5,080	106,578
Tetra Tech, Inc.*	16,652	312,058
The Brink's Co. (a)	12,464	290,536
The Geo Group, Inc.*	17,370	322,387
TMS International Corp. "A"* (a)	3,322	24,184
TRC Companies, Inc.*	4,668	14,051
UniFirst Corp.	3,817	172,872
United Stationers, Inc. (a)	12,284	334,739
US Ecology, Inc.	5,022	77,690
Viad Corp.	5,490	93,220
WCA Waste Corp.*	4,524	19,182

		6,742,007
Construction & Engineering 0.7%
Argan, Inc.* (a)	2,332	23,740
Comfort Systems USA, Inc.	10,209	84,939
Dycom Industries, Inc.*	9,581	146,589
EMCOR Group, Inc.*	17,864	363,175
Furmanite Corp.* (a)	9,652	52,217
Granite Construction, Inc. (a)	10,314	193,594
Great Lakes Dredge & Dock Co.	15,595	63,472
Insituform Technologies, Inc. "A"*	10,453	121,046
Layne Christensen Co.*	5,272	121,783
MasTec, Inc.*	15,252	268,588
Michael Baker Corp.*	2,091	40,001
MYR Group, Inc.* (a)	5,313	93,721
Northwest Pipe Co.*	2,425	49,203
Orion Marine Group, Inc.*	7,484	43,183
Pike Electric Corp.*	4,276	28,948
Primoris Services Corp. (a)	7,191	75,218
Sterling Construction Co., Inc.*	4,300	48,031
Tutor Perini Corp. (a)	8,389	96,390
UniTek Global Services, Inc.*	2,715	13,466

		1,927,304
Electrical Equipment 1.2%
A123 Systems, Inc.* (a)	23,545	80,995
Active Power, Inc.* (a)	20,696	26,698
Acuity Brands, Inc. (a)	11,585	417,523
American Superconductor Corp.* (a)	11,887	46,716
AZZ, Inc. (a)	3,350	129,879
Belden, Inc.	12,680	327,017
Brady Corp. "A" (a)	12,704	335,767
Broadwind Energy, Inc.*	29,588	9,471
Capstone Turbine Corp.* (a)	65,106	65,106
Coleman Cable, Inc.* (a)	2,288	19,356
Encore Wire Corp. (a)	4,901	100,863
Ener1, Inc.* (a)	20,402	2,795
EnerSys*	13,449	269,249
Franklin Electric Co., Inc. (a)	6,217	225,553
FuelCell Energy, Inc.*	32,515	27,309
Generac Holdings, Inc.*	6,696	125,952
Global Power Equipment Group, Inc.* (a)	4,204	97,827
II-VI, Inc.*	13,800	241,500
LSI Industries, Inc.	4,939	30,770
Powell Industries, Inc.* (a)	2,345	72,625
PowerSecure International, Inc.* (a)	4,785	22,633
Preformed Line Products Co. (a)	662	30,320
SatCon Technology Corp.* (a)	23,961	22,763
Thermon Group Holdings, Inc.*	2,389	33,016
Valence Technology, Inc.* (a)	17,823	18,536
Vicor Corp.	5,406	47,302
Woodward, Inc.	16,452	450,785

		3,278,326
Industrial Conglomerates 0.2%
Raven Industries, Inc.	4,827	232,662
Seaboard Corp.	83	149,565
Standex International Corp.	3,387	105,437
Tredegar Corp. (a)	6,531	96,855

		584,519
Machinery 2.9%
3D Systems Corp.* (a)	11,144	155,905
Accuride Corp.*	10,742	54,999
Actuant Corp. "A"	18,348	362,373
Alamo Group, Inc.	1,777	36,944
Albany International Corp. "A" (a)	7,348	134,101
Altra Holdings, Inc.* (a)	7,106	82,216
American Railcar Industries, Inc.* (a)	2,611	40,157
Ampco-Pittsburgh Corp.	2,295	46,933
Astec Industries, Inc.*	5,390	157,819
Badger Meter, Inc. (a)	4,070	117,745
Barnes Group, Inc. (a)	14,576	280,588
Blount International, Inc.* (a)	12,918	172,584
Briggs & Stratton Corp. (a)	13,368	180,602
Cascade Corp.	2,387	79,702
Chart Industries, Inc.*	7,857	331,330
CIRCOR International, Inc.	4,563	134,015
CLARCOR, Inc. (a)	13,505	558,837
Colfax Corp.* (a)	6,634	134,405
Columbus McKinnon Corp.*	5,003	54,833
Commercial Vehicle Group, Inc.*	7,939	52,159
Douglas Dynamics, Inc.	4,992	63,798
Dynamic Materials Corp. (a)	3,487	54,920
Energy Recovery, Inc.* (a)	11,064	33,303
EnPro Industries, Inc.*	5,506	163,418
ESCO Technologies, Inc. (a)	7,034	179,367
Federal Signal Corp. (a)	16,907	74,729
Flow International Corp.*	11,800	26,078
Force Protection, Inc.*	18,840	72,534
FreightCar America, Inc.*	3,136	45,190
Gorman-Rupp Co.	4,127	101,896
Graham Corp.	2,488	41,400
Greenbrier Companies, Inc.* (a)	4,994	58,180
Hurco Companies, Inc.*	1,604	32,561
John Bean Technologies Corp. (a)	7,542	107,549
Kadant, Inc.*	3,305	58,697
Kaydon Corp.	8,729	250,348
L.B. Foster Co. "A"	2,687	59,732
Lindsay Corp. (a)	3,368	181,198
Lydall, Inc.*	4,733	42,124
Meritor, Inc.*	25,194	177,870
Met-Pro Corp.	3,565	30,588
Middleby Corp.* (a)	5,012	353,145
Miller Industries, Inc.	3,102	53,820
Mueller Industries, Inc. (a)	10,168	392,383
Mueller Water Products, Inc. "A"	41,876	103,852
NACCO Industries, Inc. "A" (a)	1,541	97,699
NN, Inc.*	4,544	22,947
Omega Flex, Inc.* (a)	800	10,640
PMFG, Inc.* (a)	5,042	79,512
RBC Bearings, Inc.*	5,893	200,303
Robbins & Myers, Inc.	10,556	366,399
Sauer-Danfoss, Inc.*	3,079	88,983
Sun Hydraulics Corp.	5,346	108,951
Tecumseh Products Co. "A"* (a)	4,733	34,504
Tennant Co.	5,173	182,969
Titan International, Inc. (a)	11,232	168,480
TriMas Corp.*	6,820	101,277
Twin Disc, Inc.	2,230	59,474
Wabash National Corp.* (a)	18,266	87,129
Watts Water Technologies, Inc. "A"	8,061	214,826
Xerium Technologies, Inc.* (a)	3,096	32,415

		7,783,435
Marine 0.1%
Baltic Trading Ltd. (a)	4,634	21,548
Eagle Bulk Shipping, Inc.* (a)	16,672	26,175
Excel Maritime Carriers Ltd.* (a)	11,112	23,113
Genco Shipping & Trading Ltd.* (a)	7,536	58,856
International Shipholding Corp. (a)	1,425	26,348
Ultrapetrol Bahamas Ltd.* (a)	6,466	14,678

		170,718
Professional Services 1.5%
Acacia Research*	11,420	411,006
Barrett Business Services, Inc.	2,358	32,871
CBIZ, Inc.* (a)	10,384	68,431
CDI Corp. (a)	3,282	35,052
Corporate Executive Board Co.	9,155	272,819
CoStar Group, Inc.* (a)	6,761	351,369
CRA International, Inc.*	2,961	59,250
Dolan Co.*	8,259	74,248
Exponent, Inc.*	3,716	153,582
Franklin Covey Co.*	3,515	26,714
FTI Consulting, Inc.* (a)	11,253	414,223
GP Strategies Corp.*	3,969	39,650
Heidrick & Struggles International, Inc. (a)	4,589	75,489
Hill International, Inc.*	6,325	29,601
Hudson Highland Group, Inc.*	8,974	30,691
Huron Consulting Group, Inc.*	5,889	183,325
ICF International, Inc.*	5,294	99,580
Insperity, Inc. (a)	6,069	135,035
Kelly Services, Inc. "A"	6,987	79,652
Kforce, Inc.*	8,924	87,544
Korn/Ferry International*	12,529	152,728
Mistras Group, Inc.*	4,036	70,872
Navigant Consulting, Inc.*	13,488	125,034
Odyssey Marine Exploration, Inc.* (a)	17,085	42,029
On Assignment, Inc.*	9,992	70,643
Pendrell Corp.* (a)	40,128	90,288
Resources Connection, Inc.	12,265	119,952
RPX Corp.* (a)	2,483	51,423
School Specialty, Inc.* (a)	4,255	30,338
The Advisory Board Co.*	4,241	273,672
TrueBlue, Inc.*	11,906	134,895
VSE Corp. (a)	1,200	31,056

		3,853,062
Road & Rail 1.2%
AMERCO* (a)	2,324	145,134
Arkansas Best Corp. (a)	6,781	109,513
Avis Budget Group, Inc.* (a)	28,049	271,234
Celadon Group, Inc. (a)	5,220	46,354
Covenant Transport, Inc., "A"*	2,427	8,858
Dollar Thrifty Automotive Group, Inc.* (a)	7,733	435,368
Genesee & Wyoming, Inc. "A"*	10,582	492,275
Heartland Express, Inc. (a)	13,462	182,545
Knight Transportation, Inc.	16,244	216,208
Marten Transport Ltd. (a)	4,139	71,356
Old Dominion Freight Line, Inc.*	12,652	366,528
Patriot Transportation Holding, Inc.* (a)	2,000	40,420
Quality Distribution, Inc.*	4,134	37,082
RailAmerica, Inc.*	6,038	78,675
Roadrunner Transportation Systems, Inc.*	3,028	41,544
Saia, Inc.*	4,246	44,668
Swift Transportation Co.*	21,082	135,768
Universal Truckload Services, Inc.	1,496	19,448
Werner Enterprises, Inc. (a)	11,700	243,711
Zipcar, Inc.* (a)	2,576	46,368

		3,033,057
Trading Companies & Distributors 0.9%
Aceto Corp.	6,582	34,819
Aircastle Ltd.	15,614	148,645
Applied Industrial Technologies, Inc. (a)	11,307	307,098
Beacon Roofing Supply, Inc.*	12,154	194,342
CAI International, Inc.* (a)	3,185	37,328
DXP Enterprises, Inc.*	2,397	45,136
Essex Rental Corp.* (a)	4,785	11,771
H&E Equipment Services, Inc.* (a)	7,682	63,377
Houston Wire & Cable Co. (a)	4,992	57,358
Interline Brands, Inc.*	8,975	115,508
Kaman Corp.	6,967	194,031
Lawson Products, Inc.	1,100	14,872
RSC Holdings, Inc.* (a)	18,093	129,003
Rush Enterprises, Inc. "A"*	8,508	120,473
SeaCube Container Leasing Ltd. (a)	2,950	35,784
TAL International Group, Inc. (a)	5,373	134,003
Textainer Group Holdings Ltd.	3,210	65,099
Titan Machinery, Inc.* (a)	4,265	76,343
United Rentals, Inc.* (a)	16,697	281,177
Watsco, Inc. (a)	7,537	385,141

		2,451,308
Transportation Infrastructure 0.0%
Wesco Aircraft Holdings, Inc.*	5,585	61,044
Information Technology 16.7%
Communications Equipment 2.2%
ADTRAN, Inc.	17,269	456,938
Anaren, Inc.*	4,066	77,864
Arris Group, Inc.*	32,993	339,828
Aruba Networks, Inc.* (a)	22,817	477,103
Aviat Networks, Inc.*	15,896	37,356
Bel Fuse, Inc. "B"	2,887	45,008
BigBand Networks, Inc.* (a)	12,600	16,128
Black Box Corp.	4,833	103,184
Blue Coat Systems, Inc.*	11,601	161,022
Calix, Inc.* (a)	10,082	78,640
Communications Systems, Inc. (a)	1,770	23,010
Comtech Telecommunications Corp.	7,148	200,787
DG Fastchannel, Inc.* (a)	7,381	125,108
Dialogic, Inc.* (a)	4,587	8,486
Digi International, Inc.*	6,804	74,844
EMCORE Corp.* (a)	23,212	22,980
Emulex Corp.*	23,167	148,269
Extreme Networks, Inc.* (a)	24,634	65,280
Finisar Corp.* (a)	23,978	420,574
Globecomm Systems, Inc.*	5,927	80,074
Harmonic, Inc.*	30,709	130,820
Infinera Corp.* (a)	27,586	212,964
InterDigital, Inc. (a)	12,107	563,944
Ixia* (a)	10,654	81,716
KVH Industries, Inc.* (a)	3,942	31,181
Loral Space & Communications, Inc.*	2,938	147,194
Meru Networks, Inc.* (a)	2,881	23,480
NETGEAR, Inc.*	9,776	253,101
NumereX Corp. "A"* (a)	2,509	13,950
Oclaro, Inc.* (a)	13,220	48,121
Oplink Communications, Inc.*	5,551	84,042
OpNext, Inc.*	11,044	13,805
Orbcomm, Inc.*	8,994	22,935
Plantronics, Inc. (a)	12,836	365,184
Powerwave Technologies, Inc.* (a)	45,054	77,493
Procera Networks, Inc.*	3,085	29,616
ShoreTel, Inc.* (a)	12,511	62,305
Sonus Networks, Inc.*	55,953	121,418
Sycamore Networks, Inc.	5,316	95,954
Symmetricom, Inc.*	12,189	52,900
Tekelec*	16,376	98,911
ViaSat, Inc.* (a)	9,675	322,274
Westell Technologies, Inc. "A"*	13,638	29,458

		5,845,249
Computers & Peripherals 0.5%
Avid Technology, Inc.* (a)	8,000	61,920
Cray, Inc.*	9,671	51,353
Dot Hill Systems Corp.*	14,867	22,449
Electronics for Imaging, Inc.*	12,425	167,365
Imation Corp.*	7,894	57,705
Immersion Corp.*	7,833	46,841
Intermec, Inc.*	15,813	103,101
Intevac, Inc.*	6,166	43,100
Novatel Wireless, Inc.* (a)	8,473	25,589
OCZ Technology Group, Inc.* (a)	13,448	65,223
Quantum Corp.* (a)	59,706	108,068
Rimage Corp.	2,549	32,245
Silicon Graphics International Corp.* (a)	8,188	97,601
STEC, Inc.* (a)	10,934	110,871
Stratasys, Inc.* (a)	5,654	104,825
Super Micro Computer, Inc.*	7,112	89,113
Synaptics, Inc.* (a)	9,065	216,654
Xyratex Ltd.	8,338	77,293

		1,481,316
Electronic Equipment, Instruments & Components 2.4%
Aeroflex Holding Corp.*	5,160	46,956
Agilysys, Inc.* (a)	5,311	37,867
Anixter International, Inc. (a)	7,738	367,091
Benchmark Electronics, Inc.*	16,169	210,359
Brightpoint, Inc.*	18,894	174,014
Checkpoint Systems, Inc.*	10,805	146,732
Cognex Corp. (a)	11,062	299,891
Coherent, Inc.*	6,685	287,188
CTS Corp.	9,191	74,723
Daktronics, Inc.	9,151	78,516
DDi Corp.	4,031	29,184
DTS, Inc.*	4,668	115,906
Echelon Corp.* (a)	9,261	64,920
Electro Rent Corp.	4,920	67,945
Electro Scientific Industries, Inc.*	5,852	69,580
eMagin Corp.* (a)	4,528	11,909
Fabrinet* (a)	5,463	102,158
FARO Technologies, Inc.* (a)	4,287	135,255
FEI Co.* (a)	10,324	309,307
GSI Group, Inc.*	6,739	51,755
Identive Group, Inc.* (a)	10,529	20,953
Insight Enterprises, Inc.*	12,332	186,706
KEMET Corp.*	11,817	84,492
LeCroy Corp.*	4,235	33,456
Littelfuse, Inc.	6,061	243,713
Maxwell Technologies, Inc.* (a)	7,333	135,000
Measurement Specialties, Inc.*	4,016	104,255
Mercury Computer Systems, Inc.*	8,116	93,334
Methode Electronics, Inc.	10,078	74,880
Microvision, Inc.* (a)	28,004	19,045
MTS Systems Corp.	4,102	125,685
Multi-Fineline Electronix, Inc.*	2,618	52,203
NeoPhotonics Corp.* (a)	3,101	21,335
Newport Corp.*	9,973	107,808
OSI Systems, Inc.*	5,105	171,120
Park Electrochemical Corp.	5,540	118,390
PC Connection, Inc.*	2,400	19,152
Plexus Corp.*	10,029	226,856
Power-One, Inc.* (a)	18,684	84,078
Pulse Electronics Corp.	10,660	30,488
RadiSys Corp.*	6,359	38,917
Richardson Electronics Ltd. (a)	3,969	54,018
Rofin-Sinar Technologies, Inc.*	7,503	144,058
Rogers Corp.* (a)	4,232	165,598
Sanmina-SCI Corp.*	21,284	142,177
ScanSource, Inc.*	7,213	213,216
SYNNEX Corp.* (a)	6,624	173,549
TTM Technologies, Inc.* (a)	13,896	132,151
Universal Display Corp.*	10,270	492,344
Viasystems Group, Inc.* (a)	1,209	21,266
Vishay Precision Group, Inc.* (a)	3,234	42,624
X-Rite, Inc.* (a)	8,918	33,264
Zygo Corp.*	4,596	53,130

		6,340,517
Internet Software & Services 1.8%
Ancestry.com, Inc.* (a)	8,470	199,045
Bankrate, Inc.*	6,117	93,040
comScore, Inc.*	8,560	144,407
Constant Contact, Inc.* (a)	7,864	135,969
Cornerstone OnDemand, Inc.* (a)	2,962	37,143
DealerTrack Holdings, Inc.*	10,999	172,354
Demand Media, Inc.* (a)	2,125	17,000
Dice Holdings, Inc.*	13,022	101,832
Digital River, Inc.* (a)	10,595	219,634
EarthLink, Inc.	29,434	192,204
Envestnet, Inc.*	4,815	48,150
FriendFinder Networks, Inc.* (a)	1,214	2,234
InfoSpace, Inc.*	9,461	79,094
Internap Network Services Corp.*	14,392	70,809
Intralinks Holdings, Inc.*	8,403	63,107
j2 Global Communications, Inc.	12,285	330,466
Keynote Systems, Inc. (a)	3,703	78,244
KIT Digital, Inc.* (a)	9,397	78,935
Limelight Networks, Inc.* (a)	17,797	42,001
Liquidity Services, Inc.* (a)	5,004	160,478
LivePerson, Inc.* (a)	14,191	141,200
LogMeIn, Inc.* (a)	5,442	180,729
LoopNet, Inc.* (a)	4,394	75,269
Marchex, Inc. "B"	5,551	47,184
Mediamind Technologies, Inc.* (a)	2,304	50,550
ModusLink Global Solutions, Inc.	11,714	40,882
Move, Inc.*	41,562	60,265
NIC, Inc. (a)	17,071	195,463
OpenTable, Inc.* (a)	6,293	289,541
Openwave Systems, Inc.*	22,941	35,788
Perficient, Inc.* (a)	6,334	46,365
Quepasa Corp.* (a)	3,205	11,025
QuinStreet, Inc.* (a)	7,229	74,820
RealNetworks, Inc.	5,527	46,593
Responsys, Inc.*	2,447	26,379
RightNow Technologies, Inc.* (a)	6,506	215,023
Saba Software, Inc.*	7,942	45,746
SciQuest, Inc.* (a)	3,247	48,510
SPS Commerce, Inc.* (a)	2,569	41,849
Stamps.com, Inc.	2,895	59,174
Support.com, Inc.*	12,427	24,605
TechTarget, Inc.* (a)	3,701	21,133
The Active Network, Inc.* (a)	3,226	47,583
Travelzoo, Inc.* (a)	1,483	32,611
United Online, Inc. (a)	23,295	121,833
ValueClick, Inc.* (a)	21,035	327,305
Vocus, Inc.*	4,692	78,638
Web.com Group, Inc.* (a)	7,599	53,041
XO Group, Inc.*	8,350	68,219
Zillow, Inc.*	1,092	29,866
Zix Corp.* (a)	17,491	46,701

		4,850,036
IT Services 1.9%
Acxiom Corp.*	21,645	230,303
CACI International, Inc. "A"* (a)	8,028	400,918
Cardtronics, Inc.*	11,500	263,580
Cass Information Systems, Inc. (a)	2,316	71,912
CIBER, Inc.*	16,768	50,807
Computer Task Group, Inc.*	3,796	42,401
Convergys Corp.*	28,142	263,972
CSG Systems International, Inc.*	9,068	114,620
Dynamics Research Corp.*	2,415	21,542
Echo Global Logistics, Inc.* (a)	2,944	39,155
Euronet Worldwide, Inc.* (a)	13,676	215,260
Exlservice Holdings, Inc.*	4,292	94,424
Forrester Research, Inc. (a)	3,883	126,236
Global Cash Access Holdings, Inc.*	16,503	42,248
Heartland Payment Systems, Inc.	10,293	202,978
iGATE Corp. (a)	8,314	95,944
Jack Henry & Associates, Inc. (a)	23,097	669,351
Lionbridge Technologies, Inc.*	17,064	41,977
ManTech International Corp. "A"	6,309	197,976
MAXIMUS, Inc. (a)	9,296	324,430
MoneyGram International, Inc.* (a)	22,718	52,933
NCI, Inc. "A"*	1,678	20,019
Ness Technologies, Inc.*	8,607	65,930
PRGX Global, Inc.*	4,961	23,416
Sapient Corp.	29,193	296,017
ServiceSource International, Inc.* (a)	2,586	34,161
Stream Global Services, Inc.* (a)	1,538	3,168
Syntel, Inc.	4,124	178,116
TeleTech Holdings, Inc.* (a)	6,777	103,281
The Hackett Group, Inc.*	7,890	29,430
TNS, Inc.*	6,975	131,130
Unisys Corp.* (a)	11,411	179,039
Virtusa Corp.*	4,011	52,945
Wright Express Corp.* (a)	10,336	393,181

		5,072,800
Semiconductors & Semiconductor Equipment 3.7%
Advanced Analogic Technologies, Inc.*	11,187	48,440
Advanced Energy Industries, Inc.* (a)	11,662	100,526
Alpha & Omega Semiconductor Ltd.* (a)	3,838	31,510
Amkor Technology, Inc.* (a)	27,989	122,032
Amtech Systems, Inc.* (a)	2,521	20,168
ANADIGICS, Inc.* (a)	17,152	37,048
Applied Micro Circuits Corp.*	17,442	93,664
ATMI, Inc.*	8,509	134,612
Axcelis Technologies, Inc.*	28,848	34,618
AXT, Inc.* (a)	8,503	42,855
Brooks Automation, Inc.	17,844	145,429
Cabot Microelectronics Corp.* (a)	6,347	218,273
Cavium, Inc.* (a)	12,927	349,158
CEVA, Inc.*	6,321	153,664
Cirrus Logic, Inc.* (a)	17,683	260,647
Cohu, Inc.	6,163	60,890
CSR PLC (ADR)*	2,020	26,947
Cymer, Inc.*	8,153	303,129
Diodes, Inc.*	9,421	168,824
DSP Group, Inc.*	6,073	35,831
Entegris, Inc.*	35,870	228,851
Entropic Communications, Inc.* (a)	23,090	95,362
Exar Corp.*	9,949	56,809
FormFactor, Inc.* (a)	13,234	82,448
FSI International, Inc.* (a)	10,049	18,993
GSI Technology, Inc.* (a)	5,571	27,409
GT Advanced Technologies, Inc.* (a)	33,633	236,104
Hittite Microwave Corp.*	8,366	407,424
Inphi Corp.* (a)	5,361	47,016
Integrated Device Technology, Inc.*	39,570	203,785
Integrated Silicon Solution, Inc.* (a)	7,155	55,881
IXYS Corp.* (a)	6,306	68,609
Kopin Corp.*	18,387	63,067
Kulicke & Soffa Industries, Inc.*	19,293	143,926
Lattice Semiconductor Corp.*	31,184	163,716
LTX-Credence Corp.*	13,004	68,791
MaxLinear, Inc. "A"* (a)	4,349	28,095
Micrel, Inc. (a)	13,541	128,233
Microsemi Corp.* (a)	23,132	369,649
Mindspeed Technologies, Inc.* (a)	8,832	45,926
MIPS Technologies, Inc.* (a)	13,730	66,453
MKS Instruments, Inc.	13,941	302,659
Monolithic Power Systems, Inc.*	7,943	80,860
MoSys, Inc.* (a)	8,668	31,725
Nanometrics, Inc.*	5,325	77,212
Netlogic Microsystems, Inc.*	18,244	877,719
NVE Corp.* (a)	1,302	78,979
OmniVision Technologies, Inc.*	15,539	218,168
PDF Solutions, Inc.* (a)	6,254	25,516
Pericom Semiconductor Corp.*	6,718	49,780
Photronics, Inc.* (a)	14,571	72,564
PLX Technology, Inc.*	10,985	33,065
Power Integrations, Inc.	7,711	236,034
Rambus, Inc.* (a)	26,195	366,730
RF Micro Devices, Inc.*	73,737	467,493
Rubicon Technology, Inc.* (a)	4,744	51,852
Rudolph Technologies, Inc.*	8,474	56,691
Semtech Corp.* (a)	17,541	370,115
Sigma Designs, Inc.*	8,101	63,512
Silicon Image, Inc.*	21,417	125,718
Spansion, Inc. "A"*	13,428	164,090
Standard Microsystems Corp.* (a)	6,143	119,174
Supertex, Inc.* (a)	2,837	49,080
Tessera Technologies, Inc.*	13,654	163,029
TriQuint Semiconductor, Inc.* (a)	43,926	220,509
Ultra Clean Holdings, Inc.*	5,955	25,547
Ultratech, Inc.*	6,683	114,613
Veeco Instruments, Inc.* (a)	10,935	266,814
Volterra Semiconductor Corp.*	6,661	128,091

		9,832,151
Software 4.2%
Accelrys, Inc.*	14,894	90,258
ACI Worldwide, Inc.* (a)	8,902	245,161
Actuate Corp.*	8,900	49,128
Advent Software, Inc.*	8,734	182,104
American Software, Inc. "A"	5,875	42,594
Aspen Technology, Inc.*	22,658	345,988
Blackbaud, Inc. (a)	11,960	266,349
Blackboard, Inc.* (a)	9,354	417,750
Bottomline Technologies, Inc.*	9,046	182,186
BroadSoft, Inc.* (a)	6,060	183,921
Callidus Software* (a)	8,028	37,009
CommVault Systems, Inc.* (a)	11,753	435,566
Concur Technologies, Inc.* (a)	11,916	443,514
Convio, Inc.*	3,530	29,687
Deltek, Inc.* (a)	5,310	31,913
DemandTec, Inc.* (a)	8,593	56,198
Digimarc Corp.* (a)	1,854	47,055
Ebix, Inc.* (a)	8,077	118,732
Ellie Mae, Inc.*	3,774	20,983
EPIQ Systems, Inc. (a)	8,772	109,913
ePlus, Inc.*	1,066	26,298
Fair Isaac Corp. (a)	10,653	232,555
FalconStor Software, Inc.* (a)	8,242	24,067
Glu Mobile, Inc.* (a)	10,978	23,164
Guidance Software, Inc.*	3,696	23,987
Interactive Intelligence Group* (a)	3,819	103,686
JDA Software Group, Inc.*	11,274	264,263
Kenexa Corp.*	7,023	109,840
Magma Design Automation, Inc.*	17,730	80,672
Manhattan Associates, Inc.* (a)	5,753	190,309
Mentor Graphics Corp.*	25,765	247,859
MicroStrategy, Inc. "A"*	2,132	243,197
Monotype Imaging Holdings, Inc.* (a)	9,340	113,294
Motricity, Inc.* (a)	9,829	16,611
NetScout Systems, Inc.*	9,859	112,590
NetSuite, Inc.* (a)	7,291	196,930
OPNET Technologies, Inc.	3,822	133,426
Parametric Technology Corp.* (a)	31,808	489,207
Pegasystems, Inc. (a)	4,430	135,602
Progress Software Corp.* (a)	17,862	313,478
PROS Holdings, Inc.* (a)	6,090	78,500
QAD, Inc. "A"*	1,360	14,538
QLIK Technologies, Inc.* (a)	18,793	407,056
Quest Software, Inc.* (a)	16,323	259,209
RealD, Inc.* (a)	10,428	97,502
RealPage, Inc.* (a)	8,180	167,281
Renaissance Learning, Inc. (a)	3,640	61,079
Rosetta Stone, Inc.* (a)	2,899	26,526
S1 Corp.* (a)	14,327	131,379
SeaChange International, Inc.* (a)	7,446	57,334
Smith Micro Software, Inc.*	9,697	14,739
Solarwinds, Inc.* (a)	15,270	336,245
Sourcefire, Inc.* (a)	7,565	202,439
SRS Labs, Inc.*	3,541	25,354
SS&C Technologies Holdings, Inc.*	6,679	95,443
SuccessFactors, Inc.* (a)	22,250	511,527
Synchronoss Technologies, Inc.* (a)	7,109	177,085
Take-Two Interactive Software, Inc.* (a)	19,606	249,388
Taleo Corp. "A"*	10,958	281,840
Tangoe, Inc.*	2,725	30,820
TeleCommunication Systems, Inc. "A"* (a)	12,735	43,936
TeleNav, Inc.* (a)	4,248	37,680
THQ, Inc.* (a)	17,824	30,836
TiVo, Inc.* (a)	31,880	297,759
Tyler Technologies, Inc.* (a)	8,521	215,411
Ultimate Software Group, Inc.*	6,900	322,368
VASCO Data Security International, Inc.* (a)	7,175	36,664
Verint Systems, Inc.*	5,577	146,619
Virnetx Holding Corp.* (a)	10,879	163,076
Wave Systems Corp. "A"* (a)	22,225	52,007
Websense, Inc.*	10,633	183,951

		11,172,635
Materials 4.4%
Chemicals 2.0%
A. Schulman, Inc. (a)	8,385	142,461
American Vanguard Corp. (a)	5,708	63,701
Arch Chemicals, Inc. (a)	6,157	288,886
Balchem Corp. (a)	7,713	287,772
Calgon Carbon Corp.* (a)	15,030	218,987
Chase Corp. (a)	1,651	17,748
Chemtura Corp.*	25,769	258,463
Ferro Corp.*	23,011	141,518
Flotek Industries, Inc.* (a)	13,492	63,008
FutureFuel Corp. (a)	4,754	49,442
Georgia Gulf Corp.* (a)	9,020	124,747
H.B. Fuller Co. (a)	13,216	240,796
Hawkins, Inc. (a)	2,293	73,009
Innophos Holdings, Inc.	5,826	232,283
Innospec, Inc.*	6,329	153,225
KMG Chemicals, Inc. (a)	1,701	20,956
Koppers Holdings, Inc. (a)	5,478	140,292
Kraton Performance Polymers, Inc.*	8,533	138,064
Landec Corp.*	6,891	36,660
LSB Industries, Inc.*	5,031	144,239
Minerals Technologies, Inc.	4,887	240,782
NewMarket Corp. (a)	2,412	366,310
NL Industries, Inc. (a)	1,832	22,955
Olin Corp.	21,317	383,919
OM Group, Inc.*	8,333	216,408
Omnova Solutions, Inc.* (a)	11,871	42,498
PolyOne Corp.	25,084	268,650
Quaker Chemical Corp.	3,455	89,554
Senomyx, Inc.* (a)	10,754	37,747
Sensient Technologies Corp. (a)	13,373	435,291
Spartech Corp.* (a)	8,472	27,110
Stepan Co. (a)	2,154	144,706
STR Holdings, Inc.* (a)	8,021	65,050
TPC Group, Inc.* (a)	3,543	71,143
Zep, Inc.	5,751	86,380
Zoltek Companies, Inc.* (a)	7,464	47,994

		5,382,754
Construction Materials 0.2%
Eagle Materials, Inc.	11,870	197,635
Headwaters, Inc.*	15,745	22,673
Texas Industries, Inc. (a)	6,065	192,503
United States Lime & Minerals, Inc.* (a)	701	27,970

		440,781
Containers & Packaging 0.1%
AEP Industries, Inc.*	1,272	28,238
Boise, Inc. (a)	27,850	143,985
Graphic Packaging Holding Co.*	42,732	147,425
Myers Industries, Inc.	8,387	85,128

		404,776
Metals & Mining 1.5%
A.M. Castle & Co.*	4,420	48,355
AMCOL International Corp.	6,535	156,775
Century Aluminum Co.* (a)	13,794	123,318
Coeur d'Alene Mines Corp.* (a)	23,960	513,702
General Moly, Inc.* (a)	18,078	52,426
Globe Specialty Metals, Inc. (a)	16,880	245,098
Gold Resource Corp. (a)	7,632	127,073
Golden Minerals Co.* (a)	7,446	55,398
Golden Star Resources Ltd.* (a)	69,306	128,909
Handy & Harman Ltd.*	1,331	13,430
Haynes International, Inc.	3,245	140,995
Hecla Mining Co.* (a)	74,420	398,891
Horsehead Holding Corp.* (a)	11,645	86,406
Jaguar Mining, Inc.* (a)	23,334	109,670
Kaiser Aluminum Corp. (a)	4,409	195,230
Materion Corp.* (a)	5,482	124,332
Metals USA Holdings Corp.* (a)	3,243	29,025
Midway Gold Corp.* (a)	19,908	40,015
Noranda Aluminum Holding Corp.*	6,085	50,810
Olympic Steel, Inc. (a)	2,416	40,927
Paramount Gold and Silver Corp.* (a)	31,589	74,550
Revett Minerals, Inc.*	6,194	23,909
RTI International Metals, Inc.* (a)	8,054	187,819
Stillwater Mining Co.* (a)	27,553	234,200
SunCoke Energy, Inc.*	3,548	39,028
Thompson Creek Metals Co., Inc.*	40,817	247,759
U.S. Energy Corp.* (a)	7,549	17,438
U.S. Gold Corp.* (a)	28,182	113,010
Universal Stainless & Alloy Products, Inc.*	1,831	46,544
Vista Gold Corp.*	18,031	60,224
Worthington Industries, Inc.	15,415	215,348

		3,940,614
Paper & Forest Products 0.6%
Buckeye Technologies, Inc.	10,659	256,989
Clearwater Paper Corp.*	6,138	208,569
Deltic Timber Corp. (a)	2,887	172,296
KapStone Paper & Packaging Corp.*	10,534	146,317
Louisiana-Pacific Corp.* (a)	35,294	180,000
Neenah Paper, Inc. (a)	4,074	57,769
P.H. Glatfelter Co. (a)	12,403	163,844
Schweitzer-Mauduit International, Inc. (a)	4,301	240,297
Verso Paper Corp.*	4,102	6,850
Wausau Paper Corp. (a)	13,125	83,869

		1,516,800
Telecommunication Services 1.0%
Diversified Telecommunication Services 0.8%
8x8, Inc.* (a)	16,320	66,422
AboveNet, Inc. (a)	6,234	334,142
Alaska Communications Systems Group, Inc. (a)	12,079	79,238
Atlantic Tele-Network, Inc.	2,519	82,825
Boingo Wireless, Inc.* (a)	2,439	17,439
Cbeyond, Inc.* (a)	7,416	52,357
Cincinnati Bell, Inc.* (a)	54,077	167,098
Cogent Communications Group, Inc.*	12,330	165,839
Consolidated Communications Holdings, Inc. (a)	6,858	123,787
FairPoint Communications, Inc.* (a)	5,540	23,822
General Communication, Inc. "A"*	10,836	88,855
Global Crossing Ltd.* (a)	8,197	195,990
Globalstar, Inc.* (a)	26,891	10,998
HickoryTech Corp. (a)	3,350	32,227
IDT Corp. "B" (a)	3,759	76,684
inContact, Inc.* (a)	7,609	26,251
Iridium Communications, Inc.* (a)	11,429	70,860
Neutral Tandem, Inc.*	9,170	88,766
PAETEC Holding Corp.* (a)	33,718	178,368
Premiere Global Services, Inc.* (a)	14,158	90,894
SureWest Communications	3,589	37,577
Towerstream Corp.* (a)	8,878	22,728
Vonage Holdings Corp.* (a)	37,209	96,743

		2,129,910
Wireless Telecommunication Services 0.2%
Leap Wireless International, Inc.*	16,264	112,222
NTELOS Holdings Corp.	7,862	139,393
Shenandoah Telecommunications Co. (a)	6,495	72,354
USA Mobility, Inc. (a)	6,040	79,728

		403,697
Utilities 3.9%
Electric Utilities 1.6%
ALLETE, Inc.	8,504	311,502
Central Vermont Public Service Corp.	3,547	124,890
Cleco Corp. (a)	16,337	557,745
El Paso Electric Co.	11,252	361,077
Empire District Electric Co. (a)	11,112	215,351
IDACORP, Inc. (a)	13,268	501,265
MGE Energy, Inc. (a)	6,092	247,762
Otter Tail Corp.	9,574	175,204
PNM Resources, Inc.	23,138	380,157
Portland General Electric Co.	20,158	477,543
UIL Holdings Corp. (a)	13,494	444,357
Unisource Energy Corp.	9,844	355,270
Unitil Corp. (a)	2,880	73,958

		4,226,081
Gas Utilities 1.4%
Chesapeake Utilities Corp.	2,610	104,687
New Jersey Resources Corp. (a)	11,073	471,378
Nicor, Inc.	12,183	670,187
Northwest Natural Gas Co. (a)	7,160	315,756
Piedmont Natural Gas Co., Inc. (a)	19,212	555,035
South Jersey Industries, Inc.	8,054	400,686
Southwest Gas Corp. (a)	12,259	443,408
The Laclede Group, Inc. (a)	5,995	232,306
WGL Holdings, Inc. (a)	13,699	535,220

		3,728,663
Independent Power Producers & Energy Traders 0.2%
Atlantic Power Corp. (a)	18,271	259,266
Dynegy, Inc.* (a)	27,526	113,407
Ormat Technologies, Inc. (a)	4,667	75,045

		447,718
Multi-Utilities 0.4%
Avista Corp. (a)	15,400	367,290
Black Hills Corp. (a)	10,503	321,812
CH Energy Group, Inc. (a)	4,249	221,670
NorthWestern Corp.	9,704	309,946

		1,220,718
Water Utilities 0.3%
American States Water Co. (a)	5,025	170,498
Artesian Resources Corp. "A" (a)	1,786	31,273
Cadiz, Inc.* (a)	3,128	24,742
California Water Service Group (a)	11,014	195,058
Connecticut Water Service, Inc. (a)	2,181	54,569
Consolidated Water Co., Ltd. (a)	3,947	31,102
Middlesex Water Co.	3,902	66,607
Pennichuck Corp.	1,264	35,367
SJW Corp. (a)	3,607	78,524
York Water Co. (a)	3,576	57,860

		745,600

Total Common Stocks (Cost $294,876,482)		258,795,423

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.5%
U.S. Treasury Obligations
U.S. Treasury Bills:
0.055% **, 11/17/2011 (b)	1,150,000	1,149,981
0.056% **, 5/3/2012 (b)	185,000	184,927

Total Government & Agency Obligations (Cost $1,334,873)		1,334,908

	Shares	Value ($)
Securities Lending Collateral 46.6%
Daily Assets Fund Institutional, 0.17% (c) (d) (Cost $124,379,845)	124,379,845	124,379,845
Cash Equivalents 2.8%
Central Cash Management Fund, 0.1% (c) (Cost $7,609,003)	7,609,003	7,609,003

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $428,200,203) †	146.9	392,119,179
Other Assets and Liabilities, Net	(46.9)	(125,212,932)

Net Assets	100.0	266,906,247

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $432,242,189.  At September 30, 2011, net unrealized depreciation for all securities based on tax cost was $40,123,010.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $37,414,329 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $77,537,339.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2011 amounted to $117,911,711, which is 44.2% of net assets.
(b)	At September 30, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At September 30, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

Russell E-Mini 2000 Index	USD	12/16/2011	127	8,147,050	(540,668)

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(e)	$258,795,423	$—	$—	$258,795,423
Government & Agency Obligation	—	1,334,908	—	1,334,908
Short-Term Investments(e)	131,988,848	—	—	131,988,848
Total	$390,784,271	$1,334,908	$—	$392,119,179
Liabilities
Derivatives(f)	$(540,668)	$—	$—	$(540,668)
Total	$(540,668)	$—	$—	$(540,668)

There have been no transfers between of Level 1 and Level 2 fair value measurements during the period ended September 30, 2011.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(540,668)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2011